UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – November 30, 2010

Item 1: Reports to Shareholders

Vanguard California Tax-Exempt Funds
Annual Report

November 30, 2010

Vanguard California Tax-Exempt Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

> As the Federal Reserve continued to keep short-term interest rates near zero during the fiscal year ended November 30, 2010, Vanguard California Tax-Exempt Money Market Fund returned 0.11%, a record annual low.

> Investor Shares of Vanguard California Intermediate-Term Tax-Exempt Fund returned 4.43%, ahead of the average return of competitive funds but trailing the benchmark index.

> Vanguard California Long-Term Tax-Exempt Fund Investor Shares returned 4.63%, trailing the fund’s benchmark and the average return of peer funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
California Tax-Exempt Money Market Fund.	12
California Intermediate-Term Tax-Exempt Fund.	31
California Long-Term Tax-Exempt Fund.	67
About Your Fund’s Expenses.	95
Glossary.	97

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2010

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard California Tax-Exempt Money
Market Fund	0.15%	0.26%	0.11%	0.00%	0.11%
California Tax-Exempt Money Market Funds
Average					0.01
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	3.02%	5.19%	3.79%	0.64%	4.43%
Admiral™ Shares	3.10	5.33	3.88	0.64	4.52
Barclays Capital 7 Year Municipal Bond Index					5.52
California Intermediate Municipal Debt Funds
Average					4.28
California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	3.81%	6.55%	4.36%	0.27%	4.63%
Admiral™ Shares	3.89	6.69	4.45	0.27	4.72
Barclays Capital 10 Year Municipal Bond Index					5.51
California Municipal Debt Funds Average					5.20
California Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the California Tax-Exempt Money Market Fund; 30-day SEC yield for the California Intermediate-Term Tax-Exempt Fund and California Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Chairman’s Letter

Dear Shareholder,

Traditionally, municipal bonds have often been seen as the investing equivalent of your grandfather’s sedan—staid but generally safe and reliable. After staging an impressive recovery a year ago, munis were indeed fairly steady in the 2010 fiscal year—until a late-summer rally, followed by a sharp reversal that was precipitated by an unusual convergence of factors. November was the most volatile month in the municipals market since the financial crisis erupted in the fall of 2008.

Reflecting this, the Vanguard California Intermediate-Term and Long-Term Tax-Exempt Funds declined about 2% and 3%, respectively, in the closing month of the 2010 fiscal year. The funds returned solid results for the 12 months as a whole, however, mostly because of income from the funds’ bond holdings. Investor Shares of the Intermediate-Term Fund returned 4.43% and the Long-Term Fund returned 4.63%. On November 30, the 30-day SEC yields for the funds’ Investor Shares were 3.02% for the Intermediate-Term Fund and 3.81% for the Long-Term Fund; both were down from a year earlier.

With short-term interest rates anchored near zero for almost two years by Federal Reserve policy, Vanguard California Tax-Exempt Money Market Fund returned 0.11%, its lowest fiscal-year return ever. The fund’s ending yield of 0.15% was almost unchanged from a year ago.

On a taxable-equivalent basis, each fund’s yield was higher, as shown on page 1. Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, neither the Intermediate-Term nor the Long-Term Fund owned securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Also note that as part of our ongoing efforts to lower the cost of investing for all of our clients, we have broadened the availability of our lower-cost Admiral Shares, reducing the Admiral minimums for most of our actively managed funds from $100,000 to $50,000.

Bonds produced good returns amid fiscal and monetary drama
Although global stock markets produced superior returns, bond markets were the more dramatic setting in the past year. The yield of the 10-year U.S. Treasury note declined sharply as a variety of forces—including Europe’s sovereign debt crisis and anticipation that the Federal Reserve would begin a new round of Treasury buying—drove investors into low-yielding government bonds.

The municipal bond market contended with somewhat sensational headlines about the strains on state and local budgets, and also with changes in the composition of the bond supply resulting

Market Barometer

		Average Annual Total Returns
		Periods Ended November 30, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.02%	6.39%	6.23%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	4.76	4.86	4.67
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.79	2.36

Stocks
Russell 1000 Index (Large-caps)	11.48%	-4.66%	1.30%
Russell 2000 Index (Small-caps)	26.98	-0.37	2.79
Dow Jones U.S. Total Stock Market Index	13.39	-3.88	1.84
MSCI All Country World Index ex USA (International)	5.69	-7.41	4.69

CPI
Consumer Price Index	1.14%	1.35%	2.06%

largely from the fast-growing issuance of Build America Bonds (BABs). The broad U.S. bond market returned about 6% for the full year, while the tax-exempt municipal market returned almost 5%.

As bond prices rise and yields decline, the opportunity for continued strength in the bond market diminishes. Near the end of the period, prices retreated in both the taxable and tax-exempt markets.

Periods of strength and weakness added up to solid stock returns
Stock prices followed a tortuous path to solid 12-month gains. Strength at the start of the year was followed by a summer of weakness and then an autumn revival. The broad U.S. stock market returned more than 13% for the period. Non-U.S. markets had a more modest return approaching 6%, restrained by the fiscal and political dramas in Europe and the dollar’s gains relative to the euro.

A volatile second half crimped full-year returns
It was an uneventful year for money market funds. Their rock-bottom interest rates kept investors generally focused on the higher yields available on longer-term securities. With the help of its low expense ratio, the California Tax-Exempt Money Market Fund stayed a step ahead of its peer group’s average return.

In contrast, after a relatively stable first half, the municipal bond market encountered some turbulence. Municipal bond prices rallied in July and even more

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
California Tax-Exempt Money Market
Fund	0.17%	—	0.52%
California Intermediate-Term
Tax-Exempt Fund	0.20	0.12%	0.87
California Long-Term Tax-Exempt Fund	0.20	0.12	1.06

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the funds’ expense ratios were: for the California Tax-Exempt Money Market Fund, 0.17%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the California Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Funds; for the California Intermediate-Term Tax-Exempt Fund, California Intermediate Municipal Debt Funds; and for the California Long-Term Tax-Exempt Fund, California Municipal Debt Funds.

in August—driving yields lower—thanks in part to relatively light new tax-exempt supply, the possibility of higher federal income tax rates after 2010, and slow economic growth (which kept a lid on interest rates). In late August, yields fell to three-decade lows across many maturities in the broad municipal market.

November saw a dramatic turnabout, driven in part by the potential implications of election results and the Fed’s second round of Treasury bond purchases, which were aimed at stimulating the economy. Other factors included the prospect of an abundant supply of tax-exempt issues and some (briefly) encouraging jobs reports pointing to a stronger economy and possibly higher interest rates. As Treasury yields rose, tax-exempt bond yields also climbed and prices fell. In November, the tax-exempt yields of several maturities of AAA-rated general-obligation bonds rose above those of comparable-term taxable Treasuries—an atypical relationship—for the first time since spring 2009.

In this environment, the Investor Shares of the Intermediate-Term Tax-Exempt Fund returned 4.43%, ahead of its peer-group average return of 4.28%. The primary driver of the fund’s return was its portfolio income: Capital return—the change in net asset value over the period—was less than

Total Returns
Ten Years Ended November 30, 2010

Average
Annual Return
California Tax-Exempt Money Market Fund	1.74%
California Tax-Exempt Money Market Funds Average	1.37
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
California Intermediate-Term Tax-Exempt Fund Investor Shares	4.32%
Barclays Capital 7 Year Municipal Bond Index	5.50
California Intermediate Municipal Debt Funds Average	3.85
California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
California Long-Term Tax-Exempt Fund Investor Shares	4.47%
Barclays Capital 10 Year Municipal Bond Index	5.57
California Municipal Debt Funds Average	3.98
California Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1%. The Long-Term Tax-Exempt Fund’s Investor Shares returned 4.63%, trailing the average return of its competitive peers. Again, income from the fund’s bond holdings was responsible for almost all of its total return.

Fiscal strains posed challenges; BABs helped ease the pain
The muni market’s ups and downs took place against a backdrop of fiscal challenges. Even as revenue collections in California and other states began to improve after the worst financial setbacks since the Great Depression, the budget gaps faced by many states and local governments remained sobering. The recession has compounded a budgetary process in California that, as you know, is normally difficult, and produced a fiscal 2011 budget that was a record 100 days late.

The fiscal crunch has been tempered somewhat by generous federal interest rate subsidies available through the BABs program, which has its roots in the difficulties faced by state and local borrowers in issuing bonds during the nation’s financial crisis. (Your funds do not hold these bonds because they are taxable)

More than $165 billion of BABs have been issued nationwide since the program was introduced in early 2009 as part of the federal stimulus package, and California—including the state and local governments—was the top issuer of them. BABs have affected your portfolio because they have diminished the availability of new tax-exempt bonds: In calendar year 2010 through November, tax-exempt supply fell to its lowest level in about a decade. This shortage, especially in bonds of longer maturities, led investors to bid up tax-exempt prices—at least, until November. [Congress allowed the BABs program to expire as scheduled on December 31. With borrowers rushing to beat the deadline, taxable municipal bond issuance during December appeared on target to exceed tax-exempt issuance for the first month ever.]

For more information on the funds’ positioning and performance during the past year, please see the Advisor’s Report following this letter.

Conservative approach has proven its worth
Over the years, the funds’ advisor, Vanguard Fixed Income Group, has focused on high-quality tax-exempt securities. This approach—executed with disciplined portfolio management and at low costs—has rewarded shareholders. For the ten years ended November 30, 2010, the average annual returns of the California Tax-Exempt Funds exceeded the average returns of their respective peers by margins considered significant in the world of fixed income investing.

Shareholders have also benefited from the advisor’s stringent and independent credit analysis, a Vanguard hallmark. As fiscal fortunes have diverged, it has become increasingly difficult for individual investors to evaluate the creditworthiness of a wide range of municipal borrowers. Because there are no remaining AAA-rated insurance companies, investors can’t look to guarantees to provide assurance. In addition, a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies has blurred some of the distinctions among issuers. These factors underscore the importance of the objective insights of Vanguard’s experienced team of credit analysts, who work closely with our portfolio managers and traders.

Diversification and credit analysis aren’t likely to go out of style
Because twists and turns in the bond markets are often as unpredictable as those in the stock markets, we encourage you to diversify your bond holdings, consistent with the investment objectivesand principles you consider in managing all of your assets. And always keep in mind the importance of skilled credit analysis. The Vanguard Tax-Exempt Funds can help—by offering you low-cost portfolios of California securities that meet the high standards of our credit analysts.

Many investors are concerned about what may happen to their bond portfolios if interest rates rise. Conventional wisdom might suggest reallocating some of those assets into shorter-maturity bond funds, which are often thought to be less sensitive to changes in interest rates. Recent Vanguard research, however, underscores the benefits of maintaining a broadly diversified fixed income portfolio regardless of the future direction of interest rates. In fact, our research suggests that greater uncertainty about the outlook for economic growth, the deficit, inflation, and interest rates supports more fixed income diversification, not less.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 14, 2010

Your Fund’s Performance at a Glance
November 30, 2009 , Through November 30, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.001	$0.000
Vanguard California Intermediate-Term
Tax-Exempt Fund
Investor Shares	$10.86	$10.93	$0.408	$0.000
Admiral Shares	10.86	10.93	0.417	0.000
Vanguard California Long-Term Tax-Exempt
Fund
Investor Shares	$10.98	$11.01	$0.476	$0.000
Admiral Shares	10.98	11.01	0.485	0.000

Advisor’s Report

For the fiscal year ended November 30, 2010, Vanguard California Tax-Exempt Money Market Fund returned 0.11%, ahead of the 0.01% average return of its peer group. The California Intermediate-Term Tax-Exempt Fund returned 4.43% for Investor Shares and 4.52% for Admiral Shares, outpacing the average return of competing California funds and trailing the result for its diversified national benchmark index. The California Long-Term Tax-Exempt Fund returned 4.63% for Investor Shares and 4.72% for Admiral Shares, trailing the 5.20% average return of peer-group funds and its national benchmark.

The investment environment
A look at changes in tax-exempt yields for the fiscal year as a whole—shown in the table below—does not do justice to the unusual degree of volatility that the municipal bond market experienced as the year drew to a close.

Until November, the period was characterized by a general slide in yields across the maturity curve, but for different reasons. The Federal Reserve kept interest rates—and, in effect, the returns on money market funds—near zero throughout the year. Scrambling for higher yields, investors turned to intermediate-term municipals, pushing up their prices and pushing down their yields. (As you know, bond prices and yields are inversely related.)

Among the longest-term tax-exempt bonds, demand clashed with a shortage of supply as states and local governments took advantage of federal subsidies to issue

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)

	November 30,	November 30,
Maturity	2009	2010
2 years	0.61%	0.60%
5 years	1.50	1.36
10 years	2.78	2.79
30 years	4.28	4.28
Source: Vanguard.

taxable municipal bonds, known as Build America Bonds (BABs). Somewhat more than a third of the $60 billion in California bonds issued by the state and local governments during the fiscal year were BABs. The temporary BABs program, designed to help fiscally stressed states and municipalities reduce debt financing costs, came into existence because of the early-2009 federal stimulus program and was designed to expire on December 31, 2010. Another December 31 deadline—the scheduled expiration of federal tax breaks—spurred demand for tax-exempt securities as uncertainty persisted about what Congress might do. [The BABs program ended on schedule, while the reduced tax rates were extended for two years.]

In August and September, municipal yields reached historical lows. In the final month of the fiscal year, however, the slide in yields (money market funds excepted) abruptly reversed, erasing all or much of the decline, depending on maturity, of the preceding 11 months. November turned out to be the most volatile month for municipal bonds since the height of the financial crisis in the fall of 2008. A new mix of factors led to a sell-off, with many investors moving assets from municipal bond funds to alternatives such as tax-exempt money market funds, despite their scant yields. The volatility and fund outflows continued in December.

November opened with the midterm elections. The results led many investors to expect that federal tax cuts would be extended. Immediately afterward, the Federal Reserve announced its widely anticipated program to purchase huge quantities of Treasury bonds, an action intended to stimulate the economy by lowering long-term interest rates. Nonetheless, Treasury yields rose in response to economic data suggesting a possibility of inflation to come. Muni yields followed.

Further upward pressure on yields in November came from expectations of swelling new-issue supply and sales of bonds by mutual funds that needed to raise cash for redemptions. (The Vanguard municipal bond funds have had adequate reserves to meet redemptions.) As of November 30, the yields of longer-term tax-exempt bonds had risen above those of taxable Treasuries, an inversion of the typical pattern.

Management of the funds
The turbulence that characterized the municipal bond market as the fiscal year ended did not reflect a material change in the credit fundamentals of bond issuers. State and local governments remain under great fiscal stress, of course, although the recession technically ended in June 2009. As in previous economic recoveries, the municipal sector tends to lag the general economy because time is needed for higher personal and business income to flow through the tax system. The road to improvement is likely to be longer than usual because of the depth of the recent recession, the worst since the Great Depression.

For this and other reasons, investors are understandably concerned about the health of muni-bond issuers and their ability to make principal and interest payments on time. That is why close monitoring of the financial condition of state and local governments has always been a crucial component of our investment activities. Vanguard’s highly experienced credit analysts review each potential addition to our portfolios and reject those that don’t pass our rigorous evaluation process.

In view of the uncertainties surrounding the pace of the economic recovery, we held the California Intermediate-Term and Long-Term Tax-Exempt Funds at neutral average weighted durations compared with their benchmark indexes. As a consequence, interest rate positioning had no significant impact on the funds’ performances during this fiscal year.

Outlook
We expect to see more headlines citing the plight of state and local governments, and more comparisons between the states and fiscally stretched European nations. We are confident, however, that states and municipalities will make the tough and unpleasant decisions about tax and service levels necessary to balance their budgets in the short term and address longer-term challenges, such as adequately funding retiree benefits. It’s a process that likely won’t be smooth in the give-and-take of the political arena.

Nonrenewal of the BABs program would imply more tax-exempt issuance in 2011, especially in the long-term portion of the municipal market. If this happens, the additional supply could produce lower prices and higher yields at the long end of the yield curve.

Pamela Wisehaupt Tynan, Principal,
Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

Christopher W. Alwine, CFA, Principal,
Head of Municipal Money Market and Bond Groups

Vanguard Fixed Income Group

December 21, 2010

California Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2010

Financial Attributes
Ticker Symbol	VCTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.15%
Average Weighted
Maturity	39 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratio was 0.17%.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Tax-Exempt Money Market
Fund	0.11%	1.89%	1.74%	$11,888
California Tax-Exempt Money Market
Funds Average	0.01	1.56	1.37	11,461
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

California Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010

		CA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2001	2.57%	2.17%
2002	1.33	0.92
2003	0.91	0.54
2004	1.05	0.60
2005	2.17	1.70
2006	3.24	2.78
2007	3.55	3.06
2008	2.21	1.81
2009	0.37	0.17
2010	0.11	0.01
7-day SEC yield (11/30/2010): 0.15%
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
California Tax-Exempt Money
Market Fund	6/1/1987	0.12%	1.97%	1.81%

California Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (99.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History Museum)
VRDO	0.270%	12/7/10 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue
(Institute for Defense Analyses) VRDO	0.280%	12/7/10 LOC	11,945	11,945
1 Anaheim CA Public Financing Authority Lease
Revenue (Anaheim Public Improvements Project)
TOB VRDO	0.290%	12/7/10 (14)LOC	47,305	47,305
1 Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area) TOB PUT	0.430%	7/28/11	9,865	9,865
1 Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area) TOB VRDO	0.300%	12/7/10	41,910	41,910
1 Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area) TOB VRDO	0.310%	12/7/10	7,500	7,500
Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area) VRDO	0.260%	12/7/10 LOC	12,500	12,500
Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area) VRDO	0.260%	12/7/10 LOC	35,000	35,000
Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area) VRDO	0.280%	12/7/10 LOC	45,000	45,000
Berkeley CA Revenue (Berkeley-Albany YMCA)
VRDO	0.250%	12/7/10 LOC	12,315	12,315
California Department of Water Resources
Power Supply Revenue VRDO	0.300%	12/7/10	25,000	25,000
California Department of Water Resources
Power Supply Revenue VRDO	0.300%	12/7/10	10,000	10,000
California Economic Recovery Bonds GO	5.000%	3/1/11 (Prere.)	37,220	37,660
California Economic Recovery Bonds GO PUT	5.000%	7/1/11 (Prere.)	16,000	16,432

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 California Educational Facilities Authority Revenue
(California Institute of Technology) TOB VRDO	0.300%	12/7/10	6,430	6,430
California Educational Facilities Authority Revenue
(California Institute of Technology) VRDO	0.260%	12/7/10	47,300	47,300
1 California Educational Facilities Authority Revenue
(Loyola Marymount University) TOB VRDO	0.300%	12/7/10 LOC	3,998	3,998
California Educational Facilities Authority Revenue
(Stanford University) CP	0.290%	12/17/10	14,100	14,100
California Educational Facilities Authority Revenue
(Stanford University) CP	0.360%	3/30/11	40,000	40,000
1 California Educational Facilities Authority Revenue
(Stanford University) TOB PUT	0.430%	8/11/11	37,310	37,310
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.270%	12/7/10	9,850	9,850
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.270%	12/7/10	11,130	11,130
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.270%	12/7/10	12,000	12,000
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.290%	12/7/10	4,465	4,465
1 California Educational Facilities Authority Revenue
(University of Southern California) TOB PUT	0.450%	5/19/11	15,045	15,045
1 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.300%	12/1/10	2,750	2,750
1 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.300%	12/7/10	4,860	4,860
1 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.300%	12/7/10	5,335	5,335
California GO	5.000%	6/1/11 (Prere.)	7,375	7,544
California Health Facilities Financing Authority
Revenue (Adventist Health System/West) VRDO	0.240%	12/1/10 LOC	5,505	5,505
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.290%	12/7/10 LOC	42,900	42,900
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.290%	12/7/10 LOC	7,100	7,100
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.290%	12/7/10 LOC	13,950	13,950
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	0.230%	12/7/10	18,450	18,450
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	0.280%	12/7/10	5,850	5,850
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	0.280%	12/7/10	10,250	10,250
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.290%	12/7/10	61,275	61,275
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.250%	12/7/10 LOC	13,490	13,490
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.270%	12/7/10 LOC	4,645	4,645

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.300%	12/7/10	6,700	6,700
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.300%	12/7/10	14,995	14,995
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.300%	12/7/10	10,000	10,000
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.250%	12/7/10 LOC	8,680	8,680
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.250%	12/7/10 LOC	19,010	19,010
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.250%	12/7/10 LOC	55,300	55,300
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.250%	12/7/10 LOC	32,125	32,125
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.300%	12/7/10 LOC	16,300	16,300
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.310%	12/7/10 LOC	12,540	12,540
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.310%	12/7/10 LOC	14,200	14,200
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.310%	12/7/10 LOC	13,130	13,130
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.310%	12/7/10 LOC	24,500	24,500
California Housing Finance Agency
Multifamily Housing Revenue VRDO	0.250%	12/7/10 LOC	24,400	24,400
California Infrastructure &
Economic Development Bank Revenue
(Academy of Motion Picture Arts &
Sciences Obligated Group) VRDO	0.270%	12/7/10 LOC	35,000	35,000
California Infrastructure &
Economic Development Bank Revenue
(Academy of Sciences) VRDO	0.260%	12/1/10 LOC	14,125	14,125
California Infrastructure &
Economic Development Bank Revenue
(American National Red Cross) VRDO	0.290%	12/7/10 LOC	14,575	14,575
1 California Infrastructure &
Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)
TOB VRDO	0.300%	12/7/10 (2)(Prere.)	15,000	15,000
California Infrastructure &
Economic Development Bank Revenue
(Buck Institute for Age Research) VRDO	0.290%	12/7/10 LOC	28,800	28,800
California Infrastructure &
Economic Development Bank Revenue
(JSerra Catholic High School Project)	0.250%	12/7/10 LOC	3,100	3,100
California Infrastructure &
Economic Development Bank Revenue
(Los Angeles County Museum of
Natural History Foundation) VRDO	0.260%	12/1/10 LOC	4,300	4,300
California Infrastructure &
Economic Development Bank Revenue
(Prinsco Inc. Project) VRDO	0.560%	12/7/10 LOC	8,100	8,100

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Infrastructure &
Economic Development Bank Revenue
(SRI International) VRDO	0.280%	12/7/10 LOC	5,000	5,000
California Infrastructure &
Economic Development Bank Revenue
(SRI International) VRDO	0.280%	12/7/10 LOC	4,385	4,385
California Municipal Finance Authority
Recovery Zone Revenue (Chevron USA) VRDO	0.210%	12/1/10	1,400	1,400
California Municipal Finance Authority
Recovery Zone Revenue (Chevron USA) VRDO	0.230%	12/1/10	25,000	25,000
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.400%	12/7/10 LOC	6,090	6,090
California Municipal Finance Authority Revenue
(Westmont College) VRDO	0.280%	12/7/10 LOC	9,600	9,600
1 California Public Works Board Lease Revenue
(Regents of The University of California)
TOB VRDO	0.300%	12/7/10	11,110	11,110
1 California State University Revenue Systemwide
TOB VRDO	0.320%	12/7/10 (4)	20,475	20,475
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.290%	12/7/10	80,000	80,000
California Statewide Communities Development
Authority Industrial Development Revenue
(Fiorella Investments LLC Project) VRDO	1.000%	12/7/10 LOC	8,430	8,430
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartment Projects) VRDO	0.300%	12/7/10 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Knolls Apartments) VRDO	0.300%	12/7/10 LOC	12,715	12,715
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.260%	12/7/10 LOC	7,200	7,200
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.310%	12/7/10 LOC	5,800	5,800
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.260%	12/7/10	20,000	20,000
California Statewide Communities Development
Authority Revenue (Motion Picture &
Television Fund) VRDO	0.310%	12/7/10 LOC	17,200	17,200
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego) VRDO	0.280%	12/7/10 LOC	25,000	25,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.300%	12/7/10	21,565	21,565
Castaic Lake CA Water Agency Revenue
COP VRDO	0.260%	12/7/10 LOC	19,975	19,975
1 Central Basin Municipal Water District California
COP TOB VRDO	0.310%	12/7/10 (4)	7,500	7,500
1 Cerritos CA Community College District
GO TOB VRDO	0.300%	12/7/10	7,845	7,845
1 Chino Basin CA Regional Financing Authority
Revenue (Inland Empire Utilities Agency)
TOB VRDO	0.300%	12/7/10	10,795	10,795

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.280%	12/7/10 LOC	18,970	18,970
City of San Diego CA TRAN	2.000%	1/31/11	25,000	25,066
City of San Diego CA TRAN	2.000%	4/29/11	10,000	10,063
City of San Jose CA Financing Authority Lease
Revenue CP	0.310%	2/4/11 LOC	34,630	34,630
1 Contra Costa CA Community College District
GO TOB VRDO	0.300%	12/7/10 (4)	5,110	5,110
1 Contra Costa CA Community College District
GO TOB VRDO	0.340%	12/7/10	5,200	5,200
1 Contra Costa CA Transportation Authority
Sales Tax Revenue TOB VRDO	0.300%	12/7/10	20,000	20,000
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.260%	12/7/10 LOC	47,200	47,200
Contra Costa County CA Multifamily Housing
Revenue (Pleasant Hill BART Transit Village
Apartments Project) VRDO	0.310%	12/7/10 LOC	43,800	43,800
1 Desert CA Community College District
GO TOB VRDO	0.300%	12/7/10 (4)	12,375	12,375
East Bay CA Municipal Utility District
Water System Revenue PUT	0.300%	12/1/10	24,750	24,750
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/11 (3)(Prere.)	21,370	21,952
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.300%	12/7/10	1,590	1,590
1 Eastern California Municipal Water District
Water & Sewer Revenue TOB VRDO	0.310%	12/7/10	3,940	3,940
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.250%	12/7/10	27,200	27,200
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.290%	12/7/10	35,000	35,000
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.560%	12/7/10 LOC	9,400	9,400
Fresno County CA TRAN	2.000%	6/30/11	50,000	50,465
Garden Grove CA Housing Authority
Multifamily Housing Revenue
(Valley View Senior Villas Project) VRDO	0.320%	12/7/10 LOC	9,100	9,100
1 Grossmont CA Union High School District
GO TOB VRDO	0.300%	12/7/10	24,967	24,967
Hayward CA Housing Authority
Multifamily Housing Revenue
(Barrington Hills Apartments) VRDO	0.280%	12/7/10 LOC	6,150	6,150
Hemet CA Unified School District COP VRDO	0.260%	12/7/10 LOC	10,000	10,000
Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine) VRDO	0.270%	12/1/10 LOC	2,715	2,715
1 Irvine CA Unified School District
Special Tax Revenue TOB VRDO	0.410%	12/7/10 LOC	22,695	22,695
Kern County CA TRAN	1.500%	6/30/11	42,200	42,451
Livermore CA COP VRDO	0.260%	12/7/10 LOC	14,500	14,500
Livermore CA Redevelopment Agency
Multi-Family Housing Revenue
(Livermore Independent Senior Apartments)
VRDO	0.280%	12/7/10 LOC	6,640	6,640
1 Long Beach CA Harbor Revenue TOB VRDO	0.480%	12/7/10	16,005	16,005
Long Beach CA TRAN	2.000%	9/30/11	20,000	20,268
Long Beach CA Water Revenue CP	0.300%	2/8/11	11,000	11,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Los Angeles CA Community College District
GO TOB VRDO	0.300%	12/7/10	16,130	16,130
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.290%	12/7/10 LOC	25,000	25,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.270%	12/7/10	14,000	14,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.300%	12/7/10	5,530	5,530
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.380%	12/7/10	18,880	18,880
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.380%	12/7/10	7,975	7,975
1 Los Angeles CA Department of
Water & Power Revenue TOB VRDO	0.290%	12/7/10 LOC	10,290	10,290
1 Los Angeles CA Department of
Water & Power Revenue TOB VRDO	0.300%	12/7/10	7,495	7,495
Los Angeles CA Department of
Water & Power Revenue VRDO	0.240%	12/7/10	55,015	55,015
Los Angeles CA Department of
Water & Power Revenue VRDO	0.250%	12/7/10	7,675	7,675
Los Angeles CA Department of
Water & Power Revenue VRDO	0.250%	12/7/10	32,400	32,400
Los Angeles CA Department of
Water & Power Revenue VRDO	0.260%	12/7/10	86,500	86,500
Los Angeles CA Department of
Water & Power Revenue VRDO	0.260%	12/7/10	14,400	14,400
1 Los Angeles CA Harbor TOB VRDO	0.300%	12/7/10	4,020	4,020
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.280%	12/7/10 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.280%	12/7/10 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.310%	12/7/10 LOC	6,895	6,895
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.300%	12/7/10 LOC	23,600	23,600
Los Angeles CA TRAN	2.000%	3/31/11	25,000	25,119
Los Angeles CA TRAN	2.000%	4/21/11	50,000	50,269
1 Los Angeles CA Unified School District
GO TOB VRDO	0.300%	12/7/10	6,660	6,660
1 Los Angeles CA Unified School District
GO TOB VRDO	0.300%	12/7/10	9,995	9,995
1 Los Angeles CA Unified School District
GO TOB VRDO	0.320%	12/7/10	8,985	8,985
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.300%	12/7/10	25,000	25,000
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.300%	12/7/10	7,500	7,500
Los Angeles CA Wastewater System Revenue
VRDO	0.280%	12/7/10 LOC	11,685	11,685
Los Angeles County CA Capital Asset
Leasing Corp. Revenue CP	0.320%	12/8/10 LOC	16,000	16,000
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.260%	12/1/10	60,875	60,875

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.260%	12/1/10	32,790	32,790
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,165
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.300%	12/7/10	5,000	5,000
Los Angeles County CA Unified School District
TRAN	2.000%	6/30/11	55,000	55,421
Manteca CA Redevelopment Agency
Tax Allocation Revenue VRDO	0.290%	12/1/10 LOC	21,835	21,835
1 Metropolitan Water District of
Southern California Revenue TOB VRDO	0.300%	12/7/10 (13)	7,525	7,525
1 Metropolitan Water District of
Southern California Revenue TOB VRDO	0.300%	12/7/10	5,000	5,000
1 Metropolitan Water District of
Southern California Revenue TOB VRDO	0.300%	12/7/10 (4)	6,435	6,435
Metropolitan Water District of
Southern California Revenue VRDO	0.270%	12/1/10	22,100	22,100
Metropolitan Water District of
Southern California Revenue VRDO	0.270%	12/1/10	11,800	11,800
Metropolitan Water District of
Southern California Revenue VRDO	0.250%	12/7/10	50,000	50,000
Metropolitan Water District of
Southern California Revenue VRDO	0.280%	12/7/10	26,900	26,900
Mission Viejo CA Community Development
Financing Authority Revenue
(Mission Viejo Mall Improvement) VRDO	0.250%	12/7/10 LOC	24,900	24,900
1 New Haven CA Unified School District
GO TOB VRDO	0.300%	12/7/10 LOC	11,302	11,302
Newport Beach CA Revenue
(Hoag Memorial Hospital Presbyterian) VRDO	0.250%	12/7/10	28,795	28,795
1 Nuveen California Municipal Market
Opportunity Fund VRDP VRDO	0.480%	12/7/10 LOC	20,000	20,000
1 Nuveen California Quality Income
Municipal Fund VRDP VRDO	0.550%	12/7/10 LOC	26,000	26,000
1 Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)
TOB VRDO	0.290%	12/7/10 LOC	13,710	13,710
Oakland CA TRAN	2.000%	3/30/11	41,000	41,200
Oakland-Alameda County CA Coliseum Authority
Lease Revenue (Oakland Coliseum Project)
VRDO	0.270%	12/7/10 LOC	70,300	70,300
Orange County CA
Apartment Development Revenue VRDO	0.350%	12/7/10 LOC	8,150	8,150
1 Orange County CA Sanitation District
COP TOB VRDO	0.350%	12/7/10	10,925	10,925
Orange County CA TRAN	2.000%	3/15/11	16,000	16,076
Orange County CA TRAN	2.000%	5/13/11	16,000	16,117
Orange County CA TRAN	2.000%	6/30/11	21,000	21,194
Orange County CA Water District COP VRDO	0.250%	12/7/10	37,550	37,550
Otay CA Water District (Capital Project)
COP VRDO	0.300%	12/7/10 LOC	8,500	8,500
1 Palomar Pomerado Health System
California Revenue GO TOB VRDO	0.290%	12/7/10 (12)	19,800	19,800
1 Piedmont CA Unified School District
GO TOB VRDO	0.300%	12/7/10	6,445	6,445

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue (Los Medanos
Community Development Project) VRDO	0.290%	12/1/10 LOC	104,455	104,455
1 Port of Oakland CA Revenue TOB VRDO	0.350%	12/7/10 (13)	13,665	13,665
1 Rancho Santiago CA Community College District
GO TOB VRDO	0.290%	12/7/10 (4)	9,655	9,655
1 Riverside CA Electric Revenue TOB VRDO	0.300%	12/1/10 (4)	2,800	2,800
Riverside CA Electric Revenue VRDO	0.320%	12/7/10 LOC	23,700	23,700
Riverside County CA Industrial Development
Authority Empowerment Zone Facility Revenue
(Guy Evans Inc. Project) VRDO	0.270%	12/7/10 LOC	5,450	5,450
Riverside County CA Public Facility Project
COP VRDO	0.260%	12/7/10 LOC	10,700	10,700
Riverside County CA TRAN	2.000%	3/31/11	40,000	40,206
Riverside County CA Transportation Commission
Sales Tax Revenue VRDO	0.270%	12/7/10	4,885	4,885
Riverside County CA Transportation Commission
Sales Tax Revenue VRDO	0.310%	12/7/10	9,975	9,975
Sacramento CA Municipal Utility District Revenue
CP	0.300%	2/7/11 LOC	7,000	7,000
1 Sacramento CA Municipal Utility District Revenue
TOB VRDO	0.320%	12/7/10 (4)	13,510	13,510
Sacramento CA Suburban Water District
COP VRDO	0.270%	12/7/10 LOC	21,005	21,005
Sacramento CA Transportation Authority
Sales Tax Revenue VRDO	0.250%	12/7/10	47,300	47,300
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.280%	12/7/10 LOC	5,000	5,000
1 San Bernardino CA Community College District
GO TOB VRDO	0.300%	12/7/10 (4)	7,500	7,500
1 San Bernardino CA Community College District
GO TOB VRDO	0.340%	12/7/10	40,050	40,050
San Bernardino County CA TRAN	2.000%	6/30/11	57,500	58,033
1 San Diego CA Community College District
GO TOB VRDO	0.290%	12/7/10	5,000	5,000
1 San Diego CA Community College District
GO TOB VRDO	0.300%	12/7/10	5,000	5,000
1 San Diego CA Community College District
GO TOB VRDO	0.300%	12/7/10	3,995	3,995
San Diego CA County & School District TRAN	2.000%	1/31/11	5,000	5,011
San Diego CA County & School District TRAN	2.000%	6/30/11	62,500	63,083
San Diego CA Housing Authority
Multifamily Housing Revenue
(Bay Vista Apartments Project) VRDO	0.290%	12/7/10 LOC	9,690	9,690
San Diego CA Housing Authority
Multifamily Housing Revenue
(Canyon Rim Apartments) VRDO	0.280%	12/7/10 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing Authority
Water Revenue TOB VRDO	0.300%	12/7/10	7,495	7,495
1 San Diego CA Public Facilities Financing Authority
Water Revenue TOB VRDO	0.300%	12/7/10	10,310	10,310
1 San Diego CA Unified School District GO
TOB PUT	0.450%	5/19/11	23,960	23,960
San Diego County CA COP VRDO	0.250%	12/7/10 LOC	9,670	9,670
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.260%	12/7/10	5,000	5,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.290%	12/7/10 (4)	50,585	50,585
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.300%	12/7/10	10,100	10,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.300%	12/7/10 (4)	6,840	6,840
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.300%	12/7/10 (4)	9,500	9,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.300%	12/7/10 (4)	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.310%	12/7/10 (4)	9,800	9,800
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.310%	12/7/10 (4)	6,100	6,100
San Diego County CA Water Authority Revenue
CP	0.270%	12/7/10	5,000	5,000
San Diego County CA Water Authority Revenue
CP	0.290%	12/7/10	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue TOB VRDO	0.290%	12/7/10 LOC	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue TOB VRDO	0.300%	12/7/10	13,595	13,595
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.290%	12/7/10 LOC	8,850	8,850
San Francisco CA City & County International
Airport Revenue VRDO	0.260%	12/7/10 LOC	16,000	16,000
San Francisco CA City & County Redevelopment
Agency Multifamily Housing Revenue
(Third & Mission Streets) VRDO	0.250%	12/7/10 LOC	65,200	65,200
San Francisco CA City & County Unified
School District TRAN	2.000%	6/30/11	25,000	25,226
San Joaquin County CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/11	10,000	10,153
1 San Jose CA Financing Authority Lease Revenue
TOB VRDO	0.300%	12/7/10 (13)	25,960	25,960
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.290%	12/7/10 LOC	16,600	16,600
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.000%	8/1/11 (14)(ETM)	2,915	3,026
1 San Jose CA Unified School District
GO TOB VRDO	0.300%	12/7/10	7,310	7,310
1 San Jose CA Unified School District
Santa Clara County GO TOB VRDO	0.310%	12/7/10 LOC	5,000	5,000
1 San Marcos CA Public Facilities Authority
Tax Allocation Revenue TOB VRDO	0.310%	12/7/10 (13)	8,690	8,690
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.000%	8/1/11 (Prere.)	1,000	1,031
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.200%	8/1/11 (Prere.)	2,045	2,111
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.400%	8/1/11 (Prere.)	2,575	2,661
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.400%	8/1/11 (Prere.)	1,000	1,033
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.500%	8/1/11 (Prere.)	2,635	2,725

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	San Mateo County CA Community College District
	GO TOB VRDO	0.300%	12/7/10	4,315	4,315
1	San Mateo County CA Community College District
	GO TOB VRDO	0.310%	12/7/10	11,660	11,660
	Santa Clara County CA El Camino Hospital
	District Facilities Authority Revenue
	(Valley Medical Center Project) VRDO	0.260%	12/7/10 LOC	14,150	14,150
	Santa Clara County CA El Camino Hospital
	District Facilities Authority Revenue
	(Valley Medical Center Project) VRDO	0.260%	12/7/10 LOC	14,900	14,900
	Santa Clara County CA
	Financing Authority Lease Revenue
	(VMC Facility Replacement Project) VRDO	0.290%	12/7/10	27,430	27,430
1	Sequoia CA Unified School District GO TOB VRDO	0.300%	12/7/10 (4)	5,860	5,860
1	Sonoma County CA Junior College District
	GO TOB VRDO	0.290%	12/7/10	30,945	30,945
	South Coast CA Local Education Agencies TRAN	2.000%	8/9/11	10,000	10,094
	South Placer CA Wastewater Authority Revenue
	VRDO	0.280%	12/7/10 LOC	40,350	40,350
	Southern California Home Financing Authority
	Single Family Mortgage Revenue VRDO	0.250%	12/7/10 LOC	33,560	33,560
	Southern California Home Financing Authority
	Single Family Mortgage Revenue VRDO	0.250%	12/7/10 LOC	15,085	15,085
1	Sweetwater CA Unified School District
	GO TOB VRDO	0.300%	12/7/10 (13)	16,445	16,445
	Torrance CA Hospital Revenue
	(Torrance Memorial Medical Center) VRDO	0.270%	12/7/10 LOC	10,000	10,000
	Torrance CA Hospital Revenue
	(Torrance Memorial Medical Center) VRDO	0.270%	12/7/10 LOC	10,000	10,000
	University of California Regents CP	0.290%	2/7/11	5,000	5,000
1	University of California Revenue TOB VRDO	0.270%	12/7/10	6,665	6,665
1	University of California Revenue TOB VRDO	0.290%	12/7/10	29,195	29,195
1	University of California Revenue TOB VRDO	0.300%	12/7/10	1,890	1,890
1	University of California Revenue TOB VRDO	0.300%	12/7/10	3,495	3,495
1	University of California Revenue TOB VRDO	0.300%	12/7/10	6,000	6,000
1	University of California Revenue TOB VRDO	0.300%	12/7/10	5,995	5,995
1	University of California Revenue TOB VRDO	0.300%	12/7/10	3,470	3,470
	Ventura County CA TRAN	2.000%	7/1/11	18,935	19,113
1	Vista CA Unified School District GO TOB VRDO	0.340%	12/7/10 (4)	9,475	9,475
	Western Municipal Water District Facilities
	Authority California Water Revenue VRDO	0.270%	12/7/10 LOC	8,400	8,400
	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital) VRDO	0.250%	12/7/10 LOC	15,600	15,600
					4,582,120
Total Tax-Exempt Municipal Bonds (Cost $4,582,120)					4,582,120
Other Assets and Liabilities (0.6%)
Other Assets					49,337
Liabilities					(21,669)
					27,668
Net Assets (100%)
Applicable to 4,609,268,094 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					4,609,788
Net Asset Value Per Share					$1.00

California Tax-Exempt Money Market Fund

At November 30, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	4,609,790
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2)
Net Assets	4,609,788

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $1,178,877,000, representing 25.6% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	13,937
Total Income	13,937
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,076
Management and Administrative	5,674
Marketing and Distribution	1,547
Custodian Fees	36
Auditing Fees	21
Shareholders’ Reports	26
Trustees’ Fees and Expenses	7
Total Expenses	8,387
Net Investment Income	5,550
Realized Net Gain (Loss) on Investment Securities Sold	6
Net Increase (Decrease) in Net Assets Resulting from Operations	5,556

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,550	23,796
Realized Net Gain (Loss)	6	506
Net Increase (Decrease) in Net Assets Resulting from Operations	5,556	24,302
Distributions
Net Investment Income	(5,550)	(23,796)
Realized Capital Gain	—	—
Total Distributions	(5,550)	(23,796)
Capital Share Transactions (at $1.00)
Issued	2,982,771	3,668,931
Issued in Lieu of Cash Distributions	5,359	22,754
Redeemed	(3,733,806)	(5,842,322)
Net Increase (Decrease) from Capital Share Transactions	(745,676)	(2,150,637)
Total Increase (Decrease)	(745,670)	(2,150,131)
Net Assets
Beginning of Period	5,355,458	7,505,589
End of Period	4,609,788	5,355,458

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.004	.022	.035	.032
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.004	.022	.035	.032
Distributions
Dividends from Net Investment Income	(.001)	(.004)	(.022)	(.035)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.004)	(.022)	(.035)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.11%	0.37%	2.21%	3.55%	3.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,610	$5,355	$7,506	$8,623	$7,220
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.11%	0.39%	2.19%	3.49%	3.20%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $816,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2010

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VCAIX	VCADX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		3.02%	3.10%

Financial Attributes
		Barclays	Barclays
		7 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	719	4,765	46,372
Yield to Maturity
(before expenses)	3.5%	2.6%	3.5%
Average Coupon	4.4%	4.9%	5.0%
Average Duration	5.8 years	5.1 years	8.4 years
Average Effective
Maturity	6.3 years	7.0 years	13.4 years
Short-Term
Reserves	3.6%	—	—

Volatility Measures
	Barclays
	7 Year	Barclays
	Municipal	Municipal
	Index	Bond Index
R-Squared	0.80	0.96
Beta	0.97	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		9.4%
1 - 3 Years		18.4
3 - 5 Years		14.1
5 - 10 Years		45.5
10 - 20 Years		11.6
20 - 30 Years		1.0

Distribution by Credit Quality (% of portfolio)
AAA		9.0%
AA		48.2
A		37.6
BBB		4.2
BB		0.1
Not Rated		0.9
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Intermediate-Term
Tax-Exempt Fund Investor Shares	4.43%	3.94%	4.32%	$15,266
Barclays Capital Municipal Bond Index	4.76	4.67	5.30	16,754
Barclays Capital 7 Year Municipal Bond
Index	5.52	5.60	5.50	17,083
California Intermediate Municipal Debt
Funds Average	4.28	3.55	3.85	14,593

California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

		Average Annual Total Returns
		Periods Ended November 30, 2010
			Since	Final Value
	One	Five	Inception	of a $50,000
	Year	Years	(11/12/2001)	Investment
California Intermediate-Term
Tax-Exempt Fund Admiral Shares	4.52%	4.02%	3.81%	$70,120
Barclays Capital Municipal Bond
Index	4.76	4.67	4.67	75,564
Barclays Capital 7 Year Municipal
Bond Index	5.52	5.60	4.96	77,494

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010

				Barclays
				7 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	4.67%	2.77%	7.44%	8.13%
2002	4.35	1.53	5.88	7.02
2003	4.12	1.66	5.78	6.97
2004	3.93	-1.52	2.41	2.89
2005	3.90	-1.79	2.11	2.16
2006	4.12	1.28	5.40	5.09
2007	3.99	-1.53	2.46	4.19
2008	3.79	-6.50	-2.71	2.91
2009	4.19	6.37	10.56	10.43
2010	3.79	0.64	4.43	5.52

California Intermediate-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	5.37%	4.42%	4.12%	0.59%	4.71%
Admiral Shares	11/12/2001	5.46	4.50	4.11[1]	0.06[1]	4.17[1]
1 Return since inception.

California Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
California (98.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.290%	12/1/10 LOC	34,620	34,620
ABAG Finance Authority for Nonprofit Corps.
California Revenue
(Acacia Creek at Union City Project)	0.290%	12/1/10	22,575	22,575
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Valley Christian Schools)
VRDO	0.340%	12/7/10 LOC	16,200	16,200
Alameda CA
Corridor Transportation Authority Revenue	5.125%	10/1/14 (14)	10,150	10,223
Alameda CA
Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)	12,250	6,765
Alameda CA
Corridor Transportation Authority Revenue	0.000%	10/1/29 (2)	30,000	8,421
Alameda CA
Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	8,000	2,075
Alameda County CA (Medical Center Project) COP	5.250%	6/1/12 (ETM)	1,595	1,666
Alameda County CA (Medical Center Project) COP	5.250%	6/1/13 (ETM)	1,785	1,864
Alameda County CA (Medical Center Project) COP	5.375%	6/1/14 (ETM)	1,880	1,978
Alameda County CA (Medical Center Project) COP	5.375%	6/1/15 (ETM)	3,960	4,167
Alameda County CA COP	5.375%	12/1/10 (14)	2,000	2,000
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,542
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,552
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	4,990
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,558
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,272
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/20 (14)	4,210	4,582
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/21 (14)	4,425	4,745
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/22 (14)	4,660	4,948
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/24 (14)	5,175	5,402
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/25 (14)	5,450	5,659
Anaheim CA Union High School District GO	5.375%	8/1/12 (Prere.)	1,250	1,348

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	6,535	6,548
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	7,914
Bay Area CA
Infrastructure Financing Authority Revenue	5.000%	8/1/17 (10)	5,000	5,232
Bay Area CA
Infrastructure Financing Authority Revenue	5.000%	8/1/17 (2)	32,610	33,137
Bay Area CA
Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	50,000	51,520
Bay Area Toll Authority California
Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17	9,500	10,872
Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area)	5.000%	4/1/18	5,665	6,365
Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area)	5.000%	4/1/23	11,625	12,148
Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area)	5.000%	4/1/25	3,000	3,076
Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area)	5.000%	4/1/26	10,000	10,215
Bay Area Toll Authority
California Toll Bridge Revenue
(San Francisco Bay Area)	5.250%	4/1/29	11,080	11,605
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/12 (2)	3,540	3,734
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,947
Cabrillo CA Community College District Revenue	0.000%	8/1/11 (14)	2,465	2,441
Cabrillo CA Community College District Revenue	0.000%	8/1/12 (14)	2,525	2,449
Cabrillo CA Community College District Revenue	0.000%	8/1/13 (14)	2,590	2,446
Cabrillo CA Community College District Revenue	0.000%	8/1/14 (14)	2,655	2,426
Cabrillo CA Community College District Revenue	5.000%	8/1/27 (14)	8,710	8,848
California County CA
Tobacco Securitization Agency	0.000%	6/1/21	15,000	13,647
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/11	7,000	7,149
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,970	15,196
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	12,500	13,597
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/13 (2)	18,335	19,688
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	15,000	17,112
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,775
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	17,000	19,635
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	16,957
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	29,036

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,326
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	20,740
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	22,586
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,401
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	37,290	42,822
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,203
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,646
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,102
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	55,254
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	16,022
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/12 (3)(ETM)	90	98
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/12 (14)	3,550	3,857
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/24	5,000	5,413
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/26 (14)	3,535	3,806
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/26	8,465	9,060
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/27	8,300	8,994
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.250%	12/1/27	3,900	4,326
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.250%	12/1/28	4,505	4,958
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.250%	12/1/29	4,640	5,058
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.250%	12/1/30	1,850	2,003
California Economic Recovery Bonds GO	5.250%	7/1/13	74,420	81,911
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	5,155	5,812
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,385	3,888
California Economic Recovery Bonds GO	5.250%	7/1/14	11,615	13,095
California Economic Recovery Bonds GO	5.000%	7/1/17 (14)	28,000	28,591
California Economic Recovery Bonds GO	5.000%	7/1/18	27,090	30,763
California Economic Recovery Bonds GO	5.000%	7/1/19	28,530	31,782
California Economic Recovery Bonds GO	5.000%	7/1/20	48,810	53,534
California Economic Recovery Bonds GO	5.250%	7/1/21	45,385	50,219
California Economic Recovery Bonds GO	5.000%	7/1/22	16,280	17,141
California Educational Facilities Authority Revenue
(College of Arts & Crafts)	6.875%	6/1/14	360	396
California Educational Facilities Authority Revenue
(College of Arts & Crafts)	6.875%	6/1/15	380	423
California Educational Facilities Authority Revenue
(College of Arts & Crafts)	6.875%	6/1/16	400	451

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	3/15/26	20,000	23,015
California GO	5.750%	2/1/11 (14)	6,500	6,554
California GO	5.000%	2/1/12 (Prere.)	9,400	9,895
California GO	5.000%	4/1/12	2,000	2,101
California GO	5.000%	3/1/13	20,640	22,132
California GO	5.000%	3/1/14	5,000	5,464
California GO	5.000%	10/1/14	2,000	2,207
California GO	5.000%	11/1/14	1,390	1,536
California GO	5.000%	3/1/15	1,000	1,106
California GO	5.375%	4/1/15	125	130
California GO	5.000%	12/1/15	1,470	1,615
California GO	5.000%	4/1/17	4,520	5,041
California GO	5.000%	4/1/17	11,000	12,268
California GO	5.250%	2/1/18 (14)	8,000	8,994
California GO	6.000%	2/1/18 (2)	6,240	7,278
California GO	5.000%	3/1/18	1,850	2,051
California GO	5.000%	4/1/18	10,000	11,083
California GO	5.500%	4/1/18	34,680	39,531
California GO	5.000%	8/1/18	1,895	2,063
California GO	5.000%	10/1/18	20,000	22,133
California GO	5.500%	4/1/19	11,245	12,731
California GO	5.000%	5/1/19	10,000	10,545
California GO	5.000%	8/1/19	30,000	31,656
California GO	5.000%	10/1/19 (14)	14,800	15,774
California GO	5.250%	2/1/20	7,500	8,280
California GO	5.000%	3/1/20	55,285	57,643
California GO	5.000%	8/1/20	14,890	15,738
California GO	5.000%	3/1/21	2,250	2,393
California GO	5.500%	4/1/21	2,000	2,186
California GO	5.000%	6/1/22	12,000	12,280
California GO	5.000%	9/1/23	12,120	12,357
California GO	5.000%	10/1/23	12,500	12,746
California GO	5.000%	12/1/23	7,500	7,670
California GO	5.000%	3/1/24	3,000	3,060
California GO	5.000%	8/1/24	10,000	10,119
California GO	5.000%	8/1/24 (4)	33,025	33,930
California GO	5.000%	10/1/24	16,940	17,116
1 California GO	5.000%	11/1/24	5,000	5,077
California GO	5.000%	11/1/24	10,000	10,115
California GO	5.000%	12/1/24	2,000	2,022
California GO	5.000%	8/1/25	10,000	10,052
California GO	5.000%	12/1/25	21,015	21,138
California GO	5.000%	3/1/26	8,500	8,518
California GO	5.000%	3/1/26	5,000	5,007
California GO	5.000%	4/1/26	37,480	37,546
1 California GO	5.000%	11/1/26	7,500	7,517
California GO	5.000%	4/1/27	24,285	24,203
California GO	5.750%	4/1/27	31,455	32,979
California GO	4.500%	8/1/27	6,000	5,516
California GO	5.000%	3/1/28	10,855	10,682
California GO	5.750%	4/1/28	30,000	31,226
California GO	5.000%	6/1/28	10,005	9,845
California GO	5.250%	3/1/30	20,000	20,042
California GO	4.500%	8/1/30	5,000	4,487
California GO	5.000%	3/1/31	5,535	5,370

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	5.750%	4/1/31	41,000	42,394
California GO	6.000%	3/1/33	12,000	12,806
California GO	6.500%	4/1/33	20,000	22,066
2 California GO TOB VRDO	0.360%	12/1/10 LOC	8,595	8,595
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/16	2,170	2,244
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/19	1,025	1,039
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	2,000	1,836
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist Homes)	5.000%	7/1/26	1,740	1,681
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/11 (14)	2,675	2,684
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/12 (14)	2,465	2,472
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,070
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,191
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	20,887
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	3,000	3,173
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,390
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	43,043
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,738
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,401
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,169
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,919
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.250%	11/1/29	5,000	5,193
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.250%	6/1/11 (ETM)	7,250	7,250
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/14 (2)	2,280	2,446
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/15 (2)	2,245	2,387
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/16 (2)	2,515	2,652
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/17 (2)	2,630	2,747
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,418
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,472

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,780
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,306
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,289
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,518
2 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB VRDO	0.300%	12/7/10	7,500	7,500
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/14	2,715	2,931
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/15	3,000	3,206
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/16	6,275	6,650
California Health Facilities Financing Authority
Revenue (Stanford Hospital) PUT	3.450%	6/15/11	10,000	10,166
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/12 (4)	3,705	3,718
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.300%	12/7/10	17,500	17,500
California Infrastructure &
Economic Development Bank Revenue
(Academy of Sciences) VRDO	0.260%	12/1/10 LOC	12,900	12,900
California Infrastructure &
Economic Development Bank Revenue
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,686
California Infrastructure &
Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/11	10,000	10,063
California Infrastructure &
Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/13	8,325	8,865
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.000%	10/1/11	1,275	1,313
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.000%	10/1/12	2,950	3,065
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.000%	10/1/13	2,350	2,438
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.500%	10/1/14	2,250	2,338
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.500%	10/1/15	2,430	2,518
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.500%	10/1/16	3,620	3,742
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.500%	10/1/17	3,820	3,937

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 California Infrastructure &
Economic Development Bank Revenue
(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,285
California Infrastructure &
Economic Development Bank Revenue
(J. Paul Getty Trust) PUT	4.000%	12/1/11	15,745	16,259
California Infrastructure &
Economic Development Bank Revenue
(J. Paul Getty Trust) VRDO	0.230%	12/1/10	2,800	2,800
California Infrastructure &
Economic Development Bank Revenue
(J. Paul Getty Trust) VRDO	0.230%	12/1/10	2,200	2,200
California Infrastructure &
Economic Development Bank Revenue
(J. Paul Getty Trust) VRDO	2.742%	12/1/10	1,385	1,385
California Infrastructure &
Economic Development Bank Revenue
(Pacific Gas & Electric Co.) VRDO	0.270%	12/1/10 LOC	4,600	4,600
California Infrastructure &
Economic Development Bank Revenue
(Science Center Phase II Project)	5.000%	5/1/18 (14)	1,785	1,854
California Infrastructure &
Economic Development Bank Revenue
(Science Center Phase II Project)	5.000%	5/1/19 (14)	1,040	1,067
California Infrastructure &
Economic Development Bank Revenue
(Science Center Phase II Project)	5.000%	5/1/21 (14)	1,145	1,149
California Infrastructure &
Economic Development Bank Revenue
(State Revolving Fund)	5.000%	10/1/29	7,000	7,129
California Infrastructure &
Economic Development Bank Revenue
(Workers’ Compensation Relief)	5.250%	10/1/13 (2)	18,000	19,872
California Infrastructure &
Economic Development Bank Revenue
(Workers’ Compensation Relief)	5.250%	10/1/14 (2)	25,815	28,242
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	15,565
California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	13,550
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	17,135	19,387
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,059
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/11	3,500	3,568
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/12	5,000	5,224
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/12 (14)	10,625	11,234
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	29,384
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,028

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/21	10,000	10,312
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/22	10,000	10,245
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,257
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/15	1,500	1,628
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/17	8,000	8,515
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/18	5,000	5,263
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	9,750	10,513
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/18 (14)	10,310	11,764
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	8,613
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	5,976
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	9,303
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,667
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,758
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,141
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,138
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	6,983
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,295
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,262
California State University Revenue Systemwide	5.375%	11/1/14 (14)	5,390	5,897
California State University Revenue Systemwide	5.000%	11/1/22 (2)	18,440	19,261
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,152
California State University Revenue Systemwide	5.000%	11/1/25	11,820	12,371
California State University Revenue Systemwide	5.000%	11/1/26	12,530	13,025
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,169
2 California State University Revenue Systemwide
TOB VRDO	0.300%	12/7/10 (12)	5,000	5,000
California Statewide Communities
Development Authority Health Facility Revenue
(Adventist Health System/West)	5.000%	3/1/25	14,975	14,656
California Statewide Communities
Development Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/13	6,920	7,637
California Statewide Communities
Development Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/14	5,335	5,846
California Statewide Communities
Development Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/15	7,780	8,455

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/23	10,000	10,437
California Statewide Communities
Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	16,302
California Statewide Communities
Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.250%	11/1/16 (3)	25,000	27,170
California Statewide Communities
Development Authority Revenue
(Children’s Hospital of Los Angeles)	6.000%	6/1/11 (14)	2,365	2,411
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.250%	11/1/30	10,000	10,084
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System -
St. Francis Medical Center)	5.250%	7/1/25	2,100	1,939
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System -
St. Francis Medical Center)	5.250%	7/1/11	1,740	1,762
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System -
St. Francis Medical Center)	5.250%	7/1/12	1,500	1,545
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System -
St. Francis Medical Center)	5.250%	7/1/13	1,250	1,300
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System -
St. Francis Medical Center)	5.000%	7/1/22	5,155	4,911
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/18	6,190	6,481
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)	5.000%	4/1/13	14,000	15,053
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)	5.000%	4/1/16	6,970	7,721
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)	5.000%	4/1/19	3,900	4,243
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,859
California Statewide Communities
Development Authority Revenue
(Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,076

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Los Angeles Orthopaedic Hospital
Foundation & Orthopaedic Hospital)	5.125%	6/1/13 (2)	1,530	1,532
California Statewide Communities
Development Authority Revenue
(Los Angeles Orthopaedic Hospital
Foundation & Orthopaedic Hospital)	5.250%	6/1/14 (2)	1,610	1,612
California Statewide Communities
Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	28,000	30,132
California Statewide Communities
Development Authority Revenue
(Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,126
California Statewide Communities
Development Authority Revenue
(St. Joseph Health System)	4.500%	7/1/18 (4)	13,395	14,071
2 California Statewide Communities
Development Authority Revenue
(Sutter Health) TOB VRDO	0.300%	12/7/10	17,240	17,240
California Statewide Communities
Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.000%	11/15/29	2,000	2,121
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.500%	5/15/26	5,000	4,938
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,236
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.000%	7/1/17	1,000	1,124
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.000%	7/1/19	765	848
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.250%	7/1/20	1,025	1,143
Chabot-Las Positas CA
Community College District GO	5.000%	8/1/29 (2)	5,335	5,406
Clovis CA Unified School District GO	0.000%	8/1/12 (14)	4,715	4,582
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	2,669
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,455
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,640
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,848
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	15,808
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,155
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,183
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	903
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	494
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	560
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	599
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	543
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	433
Culver City CA Redevelopment Agency
Tax Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,303

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,718
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,467
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	6,434
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,028
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,353
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,829
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,377
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,268
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,585
Foothill-De Anza CA
Community College District GO	6.000%	8/1/11	1,330	1,349
Foothill/Eastern Corridor Agency
California Toll Road Revenue	5.250%	1/15/13 (14)	5,000	5,002
Foothill/Eastern Corridor Agency
California Toll Road Revenue	5.375%	1/15/15 (14)	5,000	4,952
Foothill/Eastern Corridor Agency
California Toll Road Revenue	0.000%	1/1/27 (ETM)	10,000	5,157
Foothill/Eastern Corridor Agency
California Toll Road Revenue	0.000%	1/1/28 (ETM)	7,655	3,725
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	876
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	1,930	2,117
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	8,352
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	5,000	5,546
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/33 (Prere.)	78,395	86,025
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	29,323
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	76,935	64,595
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	17,500	12,931
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	30,000	18,105
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,078
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	2,184
Grossmont-Cuyamaca CA
Community College District GO	0.000%	8/1/25 (12)	14,010	6,117
Grossmont-Cuyamaca CA
Community College District GO	0.000%	8/1/28 (12)	21,875	7,501
Huntington Beach CA Union High School District
GO	5.000%	8/1/27 (4)	3,530	3,586
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	9,210	7,366
Intermodal Container Transfer Facility
Joint Power Authority California Revenue
(Union Pacific Railroad Co.)	5.000%	11/1/11 (2)	1,665	1,727

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Intermodal Container Transfer Facility
Joint Power Authority California Revenue
(Union Pacific Railroad Co.)	5.125%	11/1/12 (2)	2,540	2,729
Intermodal Container Transfer Facility
Joint Power Authority California Revenue
(Union Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	2,063
Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine) VRDO	0.270%	12/1/10 LOC	6,700	6,700
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.270%	12/1/10 LOC	3,000	3,000
Irvine CA Public Facilities &
Infrastructure Authority Assessment Revenue	4.600%	9/2/15 (2)	2,855	2,905
Irvine CA Public Facilities &
Infrastructure Authority Assessment Revenue	4.700%	9/2/16 (2)	2,965	3,010
Irvine CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	8,407
Kings River Conservation District California COP	5.000%	5/1/12	2,715	2,829
Kings River Conservation District California COP	5.000%	5/1/13	2,315	2,461
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,773
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,996
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,908
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/18	8,665	8,830
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	2,020
Long Beach CA Finance Authority Lease Revenue	6.000%	11/1/17 (2)	3,670	4,019
Long Beach CA Finance Authority Lease Revenue
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,506
Long Beach CA Finance Authority
Natural Gas Purchase Revenue	5.250%	11/15/20	3,000	3,098
Long Beach CA Finance Authority
Natural Gas Purchase Revenue	1.601%	11/15/25	16,845	12,410
Long Beach CA Finance Authority
Natural Gas Purchase Revenue	1.621%	11/15/26	22,025	16,031
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	10,543
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	6,825
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,216
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,445
Los Angeles CA Community College District GO	5.000%	8/1/26	6,630	6,869
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,372
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	7,182
2 Los Angeles CA Community College District
GO TOB VRDO	0.280%	12/1/10	2,500	2,500
Los Angeles CA Convention &
Exhibit Center Authority Lease Revenue	6.125%	8/15/11 (14)	1,300	1,349
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,489
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,609
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,774
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	1,994
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/13 (14)	10,500	11,364
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,187
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,168
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	5,000	5,208

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,374
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,177
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	10,000	10,188
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/23	1,335	1,467
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/23 (4)	20,605	21,868
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/24	2,770	3,007
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/26	2,000	2,141
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/26	2,350	2,518
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/27	5,000	5,318
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/27	1,655	1,767
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/28	2,000	2,123
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/29	1,670	1,760
Los Angeles CA Department of
Water & Power Revenue VRDO	3.050%	12/1/10	5,000	5,000
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,154
Los Angeles CA GO	5.000%	9/1/19 (14)	4,055	4,486
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	9/1/12 (14)	7,480	7,957
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/25 (14)	7,725	7,781
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/28 (14)	8,980	9,000
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,249
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	6,664
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	14,977
Los Angeles CA Unified School District GO	5.500%	7/1/12 (14)	5,240	5,606
Los Angeles CA Unified School District GO	6.000%	7/1/12 (3)	1,470	1,582
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,900	4,318
Los Angeles CA Unified School District GO	5.000%	7/1/13	5,000	5,461
Los Angeles CA Unified School District GO	5.000%	7/1/13 (4)	4,650	5,079
Los Angeles CA Unified School District GO	6.000%	7/1/13 (3)	3,745	4,173
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,572
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,705
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,649
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	7,178
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,292
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	3,000	3,266
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,765	4,323
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	5,000	5,429
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	5,000	5,886
Los Angeles CA Unified School District GO	5.000%	7/1/18	8,360	9,538

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,621
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,427
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,452
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,475
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,380
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	10,000	10,760
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	15,224
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	16,939
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	17,647
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	30,902
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,307
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	13,639
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	17,939
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	10,556
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,701
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	9,727
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,270	6,509
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,928
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,643
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	7,725	7,259
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	7,971
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,222
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	6,538
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,000	6,041
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26 (14)	26,785	27,466
2 Los Angeles California
Harbor Department Revenue TOB VRDO	0.290%	12/7/10	5,395	5,395
Los Angeles County CA
Capital Asset Leasing Corp. Revenue	6.000%	12/1/11 (2)	2,360	2,433
Los Angeles County CA
Capital Asset Leasing Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,940
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	6.000%	7/1/11 (2)	2,745	2,835
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/13 (12)	1,450	1,600
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17 (4)	10,000	10,985
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,579
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.260%	12/1/10	3,150	3,150
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	26,776
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/15 (14)	8,540	9,547
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,135
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/20 (14)	6,155	6,423
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,674
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	6,963
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,219

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,135
Los Angeles County CA Public Works
Financing Authority Revenue
(Regional Park & Open Space District)	5.250%	10/1/17 (4)	1,000	1,182
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/11 (ETM)	1,945	1,913
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/13 (ETM)	2,010	1,838
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	8,049
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/13 (14)	1,500	1,531
Metropolitan Water District of
Southern California Revenue VRDO	3.600%	12/1/10	3,900	3,900
Metropolitan Water District of
Southern California Waterworks Revenue	5.000%	1/1/31	1,150	1,209
Modesto CA Irrigation District COP	5.000%	7/1/17 (14)	3,165	3,327
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,132
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,623
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,741
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	3,930
Modesto CA Irrigation District Financing Authority
Revenue (Domestic Water Project)	5.125%	9/1/15 (2)	4,365	4,373
New Haven CA Unified School District GO	12.000%	8/1/12 (4)(ETM)	600	710
New Haven CA Unified School District GO	12.000%	8/1/12 (4)	2,840	3,357
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	4,213
Newport Beach CA Revenue
(Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,386
Northern California Gas Authority No. 1 Revenue	0.644%	7/1/13	19,770	18,912
Northern California Gas Authority No. 1 Revenue	0.794%	7/1/17	23,385	20,227
Northern California Power Agency
Capital Facilities Revenue	5.000%	8/1/17	1,500	1,690
Northern California Power Agency
Capital Facilities Revenue	5.000%	8/1/18	2,140	2,390
Northern California Power Agency
Capital Facilities Revenue	5.000%	8/1/19	1,195	1,318
Northern California Power Agency
Capital Facilities Revenue	5.000%	8/1/20	1,000	1,086
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,990
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,758
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,694
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,851
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,710
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,642
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,869
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,196
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	3,838

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,578
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,289
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/12 (2)	3,000	3,164
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,611
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	4,208
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,969
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,475
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	12,638
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,520
Orange County CA Airport Revenue	5.000%	7/1/11 (4)	3,165	3,243
Orange County CA Airport Revenue	5.000%	7/1/17 (4)	1,725	1,870
Orange County CA Development Agency
Tax Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,455
Orange County CA Development Agency
Tax Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,525
Orange County CA Development Agency
Tax Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,610
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	8,004
Palomar Pomerado Health System
California Revenue	5.375%	11/1/12 (14)	7,080	7,087
Palomar Pomerado Health System
California Revenue COP	6.625%	11/1/29	5,000	5,041
Pasadena CA Electric Revenue	5.000%	6/1/12 (14)(Prere.)	2,320	2,474
Pasadena CA Electric Revenue	5.000%	6/1/12 (14)(Prere.)	2,535	2,703
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	10,805	14,203
Port of Oakland CA Revenue	5.000%	11/1/11 (14)	5,160	5,335
Port of Oakland CA Revenue	5.000%	11/1/12 (14)	2,650	2,826
Port of Oakland CA Revenue	5.000%	11/1/19 (14)	7,750	8,366
Port of Oakland CA Revenue	5.000%	11/1/19 (14)	8,000	8,636
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	6,400	6,795
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,700	9,790
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,581
Poway CA Unified School District GO	0.000%	8/1/18	4,565	3,393
Poway CA Unified School District GO	0.000%	8/1/19	5,425	3,790
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,021
Poway CA Unified School District GO	0.000%	8/1/28	9,070	3,047
Rancho CA Water District
Finance Authority Revenue	5.500%	11/1/16 (10)	5,480	6,442
Rancho CA Water District
Finance Authority Revenue	5.500%	11/1/17 (10)	5,855	6,891
Rancho Cucamonga CA Redevelopment Agency
Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/15 (2)	2,835	3,043
Rancho Cucamonga CA Redevelopment Agency
Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,423
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	12,000	11,058

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Regents of The University of California
Hospital Revenue (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,346
Regents of The University of California
Hospital Revenue (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,573
Regents of The University of California Revenue
(Multiple Purpose Project)	5.000%	9/1/11 (4)(Prere.)	4,820	5,037
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,045
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,077
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,580
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,656
Riverside CA Electric Revenue VRDO	0.320%	12/7/10 LOC	5,300	5,300
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	3,472
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,368
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,182
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,375
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,338
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,032
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/17	1,250	1,418
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/18	725	819
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/19	900	1,009
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20	1,250	1,411
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21	1,000	1,120
Sacramento CA Financing Authority
Lease Revenue	5.375%	12/1/12 (Prere.)	4,395	4,805
Sacramento CA Financing Authority
Lease Revenue	5.000%	11/1/14 (14)	2,910	3,043
Sacramento CA Financing Authority
Lease Revenue	5.375%	12/1/14 (4)	1,630	1,756
Sacramento CA Financing Authority
Lease Revenue	5.000%	12/1/19 (14)	12,860	13,534
Sacramento CA Financing Authority
Lease Revenue	5.000%	12/1/20 (14)	13,670	14,211
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	7,946
Sacramento CA Municipal Utility District Revenue	5.000%	11/15/12 (14)	2,185	2,342
Sacramento CA Municipal Utility District Revenue	5.250%	8/15/13 (4)	1,000	1,029
Sacramento CA Municipal Utility District Revenue	5.250%	8/15/14 (4)	2,500	2,566
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	7,800	9,100
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	4,000	4,343
Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24 (2)	10,000	10,918
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,112
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,611
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,865
Sacramento County CA Airport Revenue	5.000%	7/1/26	2,650	2,692
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,257
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	3,645
Sacramento County CA Sanitation Districts
Financing Authority Revenue	6.000%	12/1/13	2,500	2,525
Sacramento County CA Sanitation Districts
Financing Authority Revenue	6.000%	12/1/15	2,500	2,525
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	1,998

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	5,886
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	7,468
Sacramento County CA Water Financing Authority
Revenue (Agency Zones 40 & 41)	5.000%	6/1/13 (Prere.)	1,235	1,364
San Bernardino CA Community College District
GO	5.000%	8/1/27 (4)	11,580	11,890
San Bernardino County CA
Justice Center & Airport COP	5.000%	7/1/14 (14)	5,585	6,000
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	4,710	4,888
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,000	5,359
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,443
San Bernardino County CA Transportation
Authority Sales Tax RAN	5.000%	5/1/12	5,000	5,278
San Diego CA Financing Authority Lease Revenue	5.250%	4/1/12 (2)	3,000	3,008
San Diego CA Financing Authority Lease Revenue	5.250%	4/1/14 (2)	5,680	5,691
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19	5,000	5,736
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/24	3,000	3,254
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/25	2,000	2,187
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/26	5,000	5,463
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/27	6,000	6,361
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/27	5,000	5,427
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/28	1,825	1,921
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/27	4,215	4,414
San Diego CA Public Facilities Financing Authority
Water Revenue	5.125%	8/1/28	5,000	5,255
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,137
San Diego CA Unified School District GO	5.500%	7/1/17 (14)	2,595	2,988
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	7,037
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,279
San Diego CA Unified School District GO	5.500%	7/1/21 (4)	11,470	13,017
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,447
San Diego CA Unified School District GO	5.500%	7/1/23 (4)	9,210	10,366
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	3,388
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	8,394
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	3,168
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	2,767
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	2,974
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	745
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,077
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,539
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,017
San Diego County CA COP VRDO	0.340%	12/7/10 LOC	15,455	15,455
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,502

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,583
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,060
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,207
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,159
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.270%	12/7/10	15,740	15,740
San Diego County CA Water Authority
Financing Agency Water Revenue	5.000%	5/1/27	2,000	2,146
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	7,138
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	9,220
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,665
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,021
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/23	9,560	10,563
San Francisco CA City & County
(Laguna Honda Hospital) GO	5.000%	6/15/16 (2)	8,000	8,624
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/12 (14)(Prere.)	2,430	2,575
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/12 (14)(Prere.)	3,185	3,375
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/12 (14)(Prere.)	4,015	4,283
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/18	15,000	16,919
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/20 (14)	12,620	14,217
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/24 (14)	10,000	10,364
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/25 (14)(3)	2,000	2,063
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/26	25,000	26,155
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/27 (14)	13,075	13,424
San Francisco CA City & County
Public Utility Commission Revenue	5.000%	11/1/29	10,000	10,431
San Francisco CA City & County
Public Utility Commission Revenue	5.000%	11/1/29	2,460	2,566
San Francisco CA City & County
Public Utility Commission Revenue	5.000%	11/1/30	2,705	2,813
San Francisco CA City & County
Public Utility Commission Water Revenue	5.000%	11/1/26	2,995	3,188

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Francisco CA City & County
Redevelopment Agency Lease Revenue
(Moscone Center)	5.000%	7/1/16 (4)	3,270	3,380
San Francisco CA City & County Water Revenue	5.000%	11/1/12 (14)(Prere.)	4,865	5,267
San Joaquin County CA
Delta Community College District Election GO	0.000%	8/1/26 (4)	15,500	5,882
San Joaquin County CA
Delta Community College District Election GO	0.000%	8/1/27 (4)	15,500	5,441
San Joaquin Hills CA
Transportation Corridor Agency
Toll Road Revenue	0.000%	1/15/11 (14)	7,140	7,096
San Joaquin Hills CA
Transportation Corridor Agency
Toll Road Revenue	0.000%	1/15/14 (14)	5,500	4,545
San Joaquin Hills CA
Transportation Corridor Agency
Toll Road Revenue	0.000%	1/1/20 (ETM)	2,500	1,884
San Joaquin Hills CA
Transportation Corridor Agency
Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	10,346
San Joaquin Hills CA
Transportation Corridor Agency
Toll Road Revenue	0.000%	1/15/24 (14)	7,000	2,516
San Joaquin Hills CA
Transportation Corridor Agency
Toll Road Revenue	0.000%	1/1/25 (ETM)	17,750	10,273
San Joaquin Hills CA
Transportation Corridor Agency
Toll Road Revenue	0.000%	1/1/26 (ETM)	14,350	7,849
San Jose CA Airport Revenue	5.375%	3/1/13 (4)	4,945	5,281
San Jose CA Airport Revenue	5.375%	3/1/14 (4)	7,550	8,021
San Jose CA Airport Revenue	5.375%	3/1/15 (4)	7,950	8,405
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,076
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,437
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,893
San Jose CA Financing Authority Lease Revenue	5.000%	9/1/13 (14)	9,570	9,834
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.250%	8/1/13 (14)	5,000	5,339
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.250%	8/1/14 (14)	5,000	5,413
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/21	1,270	1,313
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/23	1,140	1,147
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/24 (14)	16,360	15,979
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/25 (14)	13,505	13,041
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.125%	8/1/25	570	565
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.250%	8/1/26	800	795
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.375%	8/1/29	1,355	1,343
San Mateo CA Union High School District GO	0.000%	9/1/12 (14)	1,180	1,145
San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,621

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,372
San Mateo County CA
Community College District GO	5.375%	9/1/15 (14)	1,300	1,389
San Mateo County CA
Community College District GO	0.000%	9/1/21 (14)	4,645	2,809
San Mateo County CA
Community College District GO	0.000%	9/1/22 (14)	5,675	3,223
San Mateo County CA
Community College District GO	0.000%	9/1/24 (14)	2,825	1,417
San Mateo County CA
Community College District GO	0.000%	9/1/25 (14)	4,000	1,866
San Mateo County CA
Community College District GO	5.000%	9/1/26	3,170	3,311
San Mateo County CA
Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	4.625%	7/15/25	2,455	2,500
San Mateo County CA
Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	5.250%	7/15/28	2,000	2,076
Santa Ana CA Community Redevelopment Agency
Tax Allocation Revenue (South Main Street)	5.000%	9/1/18 (14)	2,685	2,723
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,063
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,503
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,132
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,870
Santa Clara CA Electric Revenue	5.250%	7/1/18 (14)	1,720	1,851
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,247
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	9,033
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,168
2 Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects) TOB VRDO	0.310%	12/7/10	6,915	6,915
Santa Clara County CA Financing Authority Lease
Revenue (VMC Facility Replacement Project)	7.750%	11/15/11 (2)	1,000	1,068
Santa Monica CA Community College District GO	5.000%	8/1/20	1,000	1,151
Santa Monica CA Community College District GO	0.000%	8/1/26	11,025	4,697
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	3,657
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,164
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,029
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,598
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,184
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,323
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,464
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,632
South Orange County CA
Public Financing Authority Special Tax Revenue	7.000%	9/1/11 (14)	3,490	3,634
South Orange County CA
Public Financing Authority Special Tax Revenue	5.375%	8/15/12 (4)	5,605	5,625
South Orange County CA
Public Financing Authority Special Tax Revenue
(Portola Hills/Lomas Laguna)	5.250%	8/15/13 (2)	2,290	2,295
South San Francisco CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/31 (14)	7,255	6,503

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Public Power
Authority Revenue	5.000%	7/1/28	10,000	10,385
Southern California Public Power
Authority Revenue	5.000%	7/1/29	5,000	5,161
Southern California Public Power
Authority Revenue (Linden Windenergy Project)	5.000%	7/1/28	3,500	3,635
Southern California Public Power
Authority Revenue (Linden Windenergy Project)	5.000%	7/1/29	2,500	2,581
Southern California Public Power
Authority Revenue (Linden Windenergy Project)	5.000%	7/1/30	2,500	2,567
Southern California Public Power
Authority Revenue (Milford Wind Corridor
Phase I Project)	5.000%	7/1/29	5,000	5,154
Southern California Public Power
Authority Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,079
Southern California Public Power
Authority Revenue (Natural Gas Project)	5.250%	11/1/23	5,250	5,452
Southern California Public Power
Authority Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,185
Southern California Public Power
Authority Revenue (Natural Gas Project)	5.250%	11/1/25	10,280	10,646
Southern California Public Power
Authority Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,557
Southern California Public Power
Authority Revenue (San Juan Unit 3)	5.500%	1/1/13 (4)	3,500	3,817
Southern California Public Power
Authority Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,337
2 Sunnyvale California Wastewater Revenue
TOB VRDO	0.290%	12/7/10	13,320	13,320
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	8,790	7,830
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,096
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,153
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	5,837
University of California Regents
Medical Center Revenue	5.000%	5/15/19 (14)	5,075	5,493
University of California Regents
Medical Center Revenue	5.000%	5/15/20 (14)	5,065	5,421
University of California Regents
Medical Center Revenue	5.000%	5/15/25	19,385	20,043
University of California Regents
Medical Center Revenue	5.000%	5/15/26	14,095	14,486
University of California Revenue	3.000%	5/15/11	1,235	1,250
University of California Revenue	3.000%	5/15/12	2,000	2,068
University of California Revenue	5.000%	5/15/17 (4)	20,620	23,531
University of California Revenue	5.000%	5/15/18 (4)	10,000	11,366
University of California Revenue	5.000%	5/15/19 (4)	4,275	4,804
University of California Revenue	5.000%	5/15/20 (4)	30,900	33,871
University of California Revenue	5.000%	5/15/21 (4)	14,915	16,176
University of California Revenue	4.750%	5/15/23 (14)	11,185	11,332
University of California Revenue	5.750%	5/15/25	3,000	3,443
University of California Revenue	4.750%	5/15/26	21,320	21,414
University of California Revenue	5.000%	5/15/26 (14)	10,000	10,473
2 University of California Revenue TOB VRDO	0.310%	12/7/10 (4)	5,000	5,000
Ventura County CA
Community College District GO	5.000%	8/1/16 (14)	3,100	3,314

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ventura County CA
Community College District GO	5.000%	8/1/17 (14)	2,300	2,459
Ventura County CA
Community College District GO	0.000%	8/1/28	15,000	5,351
Vista CA Unified School District GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,831
Vista CA Unified School District GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,572
Vista CA Unified School District GO	5.375%	8/1/15 (4)	150	160
Vista CA Unified School District GO	5.375%	8/1/16 (4)	190	202
Vista CA Unified School District GO	5.375%	8/1/17 (4)	160	170
Washington Township CA
Health Care District Revenue	6.000%	7/1/29	1,000	1,044
West Contra Costa CA Unified School District GO	6.000%	8/1/26	5,000	5,408
				5,370,453
Puerto Rico (1.5%)
Puerto Rico Aqueduct & Sewer Authority Revenue	6.250%	7/1/12 (14)(ETM)	1,000	1,088
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/11	12,500	12,790
Puerto Rico Electric Power Authority Revenue	6.000%	7/1/12 (14)	8,235	8,819
Puerto Rico GO	6.500%	7/1/11 (14)	2,500	2,578
Puerto Rico Highway &
Transportation Authority Revenue	5.500%	7/1/13 (14)	2,250	2,362
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	5,279
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (3)	1,585	1,670
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/11 (4)	13,560	13,678
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/11 (4)	7,750	7,817
Puerto Rico Municipal Finance Agency GO	5.000%	7/1/14 (11)	1,360	1,455
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/16 (11)	1,400	1,497
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/18 (11)	1,000	1,058
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	20,000	20,519
				80,610
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,380
Total Tax-Exempt Municipal Bonds (Cost $5,372,970)				5,453,443
Other Assets and Liabilities (0.4%)
Other Assets				76,269
Liabilities				(56,757)
				19,512
Net Assets (100%)				5,472,955

California Intermediate-Term Tax-Exempt Fund

At November 30, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	5,490,683
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(98,188)
Unrealized Appreciation (Depreciation)
Investment Securities	80,473
Futures Contracts	(13)
Net Assets	5,472,955

Investor Shares—Net Assets
Applicable to 120,243,542 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,314,209
Net Asset Value Per Share—Investor Shares	$10.93

Admiral Shares—Net Assets
Applicable to 380,503,658 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,158,746
Net Asset Value Per Share—Admiral Shares	$10.93

See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2010.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $88,965,000, representing 1.6% of net assets.
3 Securities with a value of $2,889,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	210,994
Total Income	210,994
Expenses
The Vanguard Group—Note B
Investment Advisory Services	479
Management and Administrative—Investor Shares	2,334
Management and Administrative—Admiral Shares	3,329
Marketing and Distribution—Investor Shares	444
Marketing and Distribution—Admiral Shares	989
Custodian Fees	37
Auditing Fees	27
Shareholders’ Reports—Investor Shares	23
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	7
Total Expenses	7,677
Net Investment Income	203,317
Realized Net Gain (Loss)
Investment Securities Sold	4,575
Futures Contracts	(5,183)
Realized Net Gain (Loss)	(608)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	31,499
Futures Contracts	196
Change in Unrealized Appreciation (Depreciation)	31,695
Net Increase (Decrease) in Net Assets Resulting from Operations	234,404

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	203,317	184,035
Realized Net Gain (Loss)	(608)	(43,677)
Change in Unrealized Appreciation (Depreciation)	31,695	316,607
Net Increase (Decrease) in Net Assets Resulting from Operations	234,404	456,965
Distributions
Net Investment Income
Investor Shares	(54,632)	(52,260)
Admiral Shares	(148,685)	(131,775)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(203,317)	(184,035)
Capital Share Transactions
Investor Shares	(133,336)	36,291
Admiral Shares	514,047	221,926
Net Increase (Decrease) from Capital Share Transactions	380,711	258,217
Total Increase (Decrease)	411,798	531,147
Net Assets
Beginning of Period	5,061,157	4,530,010
End of Period	5,472,955	5,061,157

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.86	$10.21	$10.92	$11.09	$10.95
Investment Operations
Net Investment Income	.408	.412	.425	.435	.438
Net Realized and Unrealized Gain (Loss)
on Investments	.070	.650	(.710)	(.170)	.140
Total from Investment Operations	.478	1.062	(.285)	.265	.578
Distributions
Dividends from Net Investment Income	(.408)	(.412)	(.425)	(.435)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.408)	(.412)	(.425)	(.435)	(.438)
Net Asset Value, End of Period	$10.93	$10.86	$10.21	$10.92	$11.09

Total Return[1]	4.43%	10.56%	-2.71%	2.46%	5.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,314	$1,435	$1,320	$1,243	$1,068
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.70%	3.88%	3.96%	3.97%	4.00%
Portfolio Turnover Rate	10%	17%	25%	11%	7%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.86	$10.21	$10.92	$11.09	$10.95
Investment Operations
Net Investment Income	.417	.421	.432	.443	.446
Net Realized and Unrealized Gain (Loss)
on Investments	.070	.650	(.710)	(.170)	.140
Total from Investment Operations	.487	1.071	(.278)	.273	.586
Distributions
Dividends from Net Investment Income	(.417)	(.421)	(.432)	(.443)	(.446)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.417)	(.421)	(.432)	(.443)	(.446)
Net Asset Value, End of Period	$10.93	$10.86	$10.21	$10.92	$11.09

Total Return	4.52%	10.65%	-2.64%	2.53%	5.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,159	$3,626	$3,210	$3,116	$2,388
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.78%	3.96%	4.03%	4.04%	4.07%
Portfolio Turnover Rate	10%	17%	25%	11%	7%

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

California Intermediate-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $998,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,453,443	—
Futures Contracts—Assets[1]	242	—	—
Total	242	5,453,443	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	March 2011	374	82,046	(13)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

California Intermediate-Term Tax-Exempt Fund

For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $95,137,000 to offset future net capital gains of $4,253,000 through November 30, 2012, $2,524,000 through November 30, 2013, $6,523,000 through November 30, 2014, $3,936,000 through November 30, 2015, $38,505,000 through November 30, 2016, $38,406,000 through November 30, 2017, and $990,000 through November 30, 2018.

The fund had realized losses totaling $3,023,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2010, the cost of investment securities for tax purposes was $5,376,033,000. Net unrealized appreciation of investment securities for tax purposes was $77,410,000, consisting of unrealized gains of $138,505,000 on securities that had risen in value since their purchase and $61,095,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2010, the fund purchased $904,585,000 of investment securities and sold $531,536,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	502,321	45,661	589,941	55,526
Issued in Lieu of Cash Distributions	48,290	4,382	46,196	4,343
Redeemed	(683,947)	(62,030)	(599,846)	(56,887)
Net Increase (Decrease)—Investor Shares	(133,336)	(11,987)	36,291	2,982
Admiral Shares
Issued	1,327,526	120,454	1,170,338	110,060
Issued in Lieu of Cash Distributions	114,894	10,422	99,608	9,362
Redeemed	(928,373)	(84,379)	(1,048,020)	(99,670)
Net Increase (Decrease)—Admiral Shares	514,047	46,497	221,926	19,752

H. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2010

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VCITX	VCLAX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		3.81%	3.89%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	443	8,595	46,372
Yield to Maturity
(before expenses)	4.2%	3.3%	3.5%
Average Coupon	4.5%	4.9%	5.0%
Average Duration	7.4 years	7.3 years	8.4 years
Average Effective
Maturity	10.5 years	9.9 years	13.4 years
Short-Term
Reserves	4.0%	—	—

Volatility Measures
	Barclays
	10 Year	Barclays
	Municipal	Municipal
	Index	Bond Index
R-Squared	0.81	0.94
Beta	1.04	1.15
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		8.4%
1 - 3 Years		12.5
3 - 5 Years		11.3
5 - 10 Years		38.6
10 - 20 Years		10.3
20 - 30 Years		15.0
Over 30 Years		3.9

Distribution by Credit Quality (% of portfolio)
AAA		8.2%
AA		38.5
A		43.9
BBB		8.3
Not Rated		1.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Long-Term Tax-Exempt Fund
Investor Shares	4.63%	3.44%	4.47%	$15,483
Barclays Capital Municipal Bond Index	4.76	4.67	5.30	16,754
Barclays Capital 10 Year Municipal
Bond Index	5.51	5.40	5.57	17,200
California Municipal Debt Funds
Average	5.20	2.85	3.98	14,773

California Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

		Average Annual Total Returns
		Periods Ended November 30, 2010
			Since	Final Value
	One	Five	Inception	of a $50,000
	Year	Years	(11/12/2001)	Investment
California Long-Term Tax-Exempt
Fund Admiral Shares	4.72%	3.52%	3.90%	$70,713
Barclays Capital Municipal Bond
Index	4.76	4.67	4.64	75,346
Barclays Capital 10 Year Municipal
Bond Index	5.51	5.40	5.00	77,731

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010

				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.12%	2.63%	7.75%	8.22%
2002	4.85	0.51	5.36	6.67
2003	4.73	2.22	6.95	6.88
2004	4.65	-1.33	3.32	4.03
2005	4.54	-0.32	4.22	3.01
2006	4.71	1.99	6.70	6.17
2007	4.52	-3.37	1.15	3.51
2008	4.13	-11.08	-6.95	-0.42
2009	4.96	7.75	12.71	12.67
2010	4.36	0.27	4.63	5.51

California Long-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	5.01%	4.05%	4.68%	0.32%	5.00%
Admiral Shares	11/12/2001	5.09	4.13	4.68[1]	-0.35[1]	4.33[1]
1 Return since inception.

California Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (98.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.290%	12/1/10 LOC	11,000	11,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Acacia Creek at
Union City Project)	0.290%	12/1/10	9,450	9,450
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the
Mechanical Arts-Lick-Wilmerding High School)	5.250%	10/1/26	1,000	1,002
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.300%	10/1/32	3,180	3,099
Alameda CA
Corridor Transportation Authority Revenue	5.125%	10/1/17 (14)	5,000	5,032
Alameda CA
Corridor Transportation Authority Revenue	5.125%	10/1/18 (14)	2,000	2,012
Alameda CA
Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	30,375	7,879
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	1,598
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	1,568
Anaheim CA Public Financing Authority Revenue
(Distribution System)	5.000%	10/1/21 (14)	3,390	3,591
Bay Area CA
Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	4,000	4,187
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	2,395	2,423
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	7,000	7,025
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	18,285	18,174
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	4,770
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	10,498
Cabrillo CA Community College District Revenue	0.000%	5/1/26 (2)	9,000	3,593
Cabrillo CA Community College District Revenue	0.000%	8/1/28 (14)	2,250	803
California County CA
Tobacco Securitization Agency	0.000%	6/1/28	7,500	6,026

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California County CA
Tobacco Securitization Agency	0.000%	6/1/36	7,500	5,651
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,000	14,140
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	7,500	8,556
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,500	8,663
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,243
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,483
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,646
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	32,753
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/25	8,810	9,629
California Economic Recovery Bonds GO	5.000%	7/1/17 (14)	25,000	25,528
California Economic Recovery Bonds GO	5.000%	7/1/18	15,850	17,999
California Economic Recovery Bonds GO	5.000%	7/1/19	9,290	10,349
California Economic Recovery Bonds GO	5.000%	7/1/20	19,855	21,777
California Economic Recovery Bonds GO	5.250%	7/1/21	16,985	18,794
California Economic Recovery Bonds GO	5.000%	7/1/22	5,000	5,265
California Economic Recovery Bonds GO PUT	5.000%	7/1/11 (Prere.)	16,000	16,442
California Educational Facilities Authority Revenue
(California Institute of Technology)	5.000%	10/1/39	1,500	1,535
California Educational Facilities Authority Revenue
(California Institute of Technology)	5.000%	11/1/39	3,000	3,150
California Educational Facilities Authority Revenue
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,813
California Educational Facilities Authority Revenue
(College of Arts & Crafts)	5.750%	6/1/25	2,000	2,000
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/34	3,155	784
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/35	3,155	717
1 California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/36	3,155	670
1 California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/37	3,155	629
1 California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/39	2,805	494
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/40	1,580	260
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	3/15/26	5,330	6,133
California Educational Facilities Authority Revenue
(University of Southern California)	4.750%	10/1/37	1,650	1,601
California Educational Facilities Authority Revenue
(University of Southern California)	5.250%	10/1/38	3,250	3,392
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/25	2,000	2,054
California GO	6.250%	9/1/12 (3)	6,070	6,364
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.000%	10/1/14	1,900	2,097

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	5.250%	10/1/14 (14)(3)	1,955	1,975
California GO	5.000%	11/1/14	32,840	36,286
California GO	5.000%	11/1/15	1,000	1,116
California GO	5.000%	3/1/19	1,250	1,372
California GO	6.000%	4/1/19	1,690	1,967
California GO	6.000%	8/1/19 (3)	210	212
California GO	5.000%	4/1/20	1,460	1,572
California GO	5.500%	4/1/21	2,000	2,186
California GO	5.000%	11/1/22	1,000	1,032
California GO	5.000%	3/1/25	7,000	7,051
California GO	5.000%	9/1/25	16,950	17,033
California GO	5.125%	2/1/26	15,325	15,397
California GO	5.000%	6/1/26 (14)	30,000	30,049
California GO	5.000%	9/1/28	11,650	11,461
California GO	5.000%	10/1/29	1,400	1,365
California GO	5.250%	10/1/29	4,700	4,713
California GO	4.500%	8/1/30	5,000	4,487
California GO	5.750%	4/1/31	15,000	15,510
California GO	5.000%	6/1/32	35,000	33,836
California GO	6.000%	3/1/33	7,000	7,470
California GO	6.500%	4/1/33	33,000	36,409
California GO	5.000%	6/1/34	32,500	31,030
California GO	4.500%	3/1/35 (2)	2,320	2,000
California GO	6.000%	11/1/35	10,000	10,506
California GO	5.250%	3/1/38	13,565	13,237
California GO	6.000%	4/1/38	36,840	38,531
California GO	5.250%	8/1/38	10,000	9,757
California GO	6.000%	11/1/39	2,700	2,829
California GO	5.500%	3/1/40	12,000	12,016
2 California GO	5.250%	11/1/40	13,500	13,123
3 California GO TOB VRDO	0.360%	12/1/10 LOC	8,350	8,350
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	7,950	7,299
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist Homes)	5.000%	7/1/36	2,075	1,852
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	10,000	9,946
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	4.750%	7/1/19 (14)	765	765
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,269
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,207
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	10,000	11,037
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,960
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	7,000	6,507
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.500%	11/1/38	3,000	3,125
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,251
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	5,500	5,530

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	5,000	5,150
California Health Facilities Financing Authority
Revenue (Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,083
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,241
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	20,500	19,632
California Infrastructure &
Economic Development Bank Revenue
(Academy of Sciences) VRDO	0.240%	12/1/10 LOC	3,500	3,500
California Infrastructure &
Economic Development Bank Revenue
(Academy of Sciences) VRDO	0.260%	12/1/10 LOC	7,200	7,200
California Infrastructure &
Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	7,500	8,522
California Infrastructure &
Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/13	8,000	8,519
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.500%	10/1/18	3,905	4,015
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.500%	10/1/20	1,500	1,536
California Infrastructure &
Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.250%	10/1/34	20,040	18,576
California Infrastructure &
Economic Development Bank Revenue
(J. Paul Getty Trust) VRDO	0.230%	12/1/10	24,630	24,630
California Infrastructure &
Economic Development Bank Revenue
(Kaiser Hospital Assistance I-LLC)	5.500%	8/1/31	7,610	7,681
California Infrastructure &
Economic Development Bank Revenue
(Kaiser Hospital Assistance I-LLC)	5.550%	8/1/31	5,500	5,569
California Infrastructure &
Economic Development Bank Revenue
(Pacific Gas & Electric Co.) VRDO	0.270%	12/1/10 LOC	3,200	3,200
California Infrastructure &
Economic Development Bank Revenue
(Science Center Phase II Project)	5.000%	5/1/31 (14)	7,635	6,875
California Infrastructure &
Economic Development Bank Revenue
(YMCA of Metropolitan Los Angeles Project)	5.250%	2/1/26 (2)	4,750	4,759
California Municipal Finance Authority
(Community Hospitals of
Central California Obligated Group) COP	5.500%	2/1/39	11,000	9,992
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	6,220	5,979
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,215
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/17	6,000	6,436

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	25,000	27,830
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/17 (14)	13,835	14,667
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/19 (14)	15,230	15,820
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,371
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	6,975	7,250
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	8,603
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	9,353
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	17,140
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	5,000	5,416
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,459
California State University Revenue Systemwide	5.250%	11/1/19 (4)	5,000	5,545
California State University Revenue Systemwide	5.250%	11/1/20 (4)	4,745	5,252
California State University Revenue Systemwide	5.000%	11/1/21 (2)	17,215	18,086
California State University Revenue Systemwide	5.750%	11/1/27	4,500	4,927
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,168
California Statewide Communities
Development Authority Health Facility Revenue
(Adventist Health System/West)	5.000%	3/1/35	14,500	13,209
California Statewide Communities
Development Authority Health Facility Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/1/18	5,875	5,880
California Statewide Communities
Development Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/23	8,500	8,871
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/40	15,000	14,009
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System)	5.250%	7/1/30	5,000	4,465
California Statewide Communities
Development Authority Revenue
(John Muir Health)	5.000%	8/15/34	7,390	6,903
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)	5.500%	11/1/32	18,250	18,325
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)	5.250%	3/1/45	24,000	23,185
California Statewide Communities
Development Authority Revenue
(Los Angeles Orthopaedic Hospital
Foundation & Orthopaedic Hospital)	5.750%	6/1/30 (2)	6,680	6,452
California Statewide Communities
Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	9,000	9,685

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego) VRDO	0.250%	12/1/10 LOC	5,000	5,000
California Statewide Communities
Development Authority Revenue (Sutter Health)	5.500%	8/15/34	10,885	10,905
California Statewide Communities
Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	4.875%	11/15/36	7,230	5,945
California Statewide Communities
Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,205
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/38	18,000	15,635
Chabot-Las Positas CA
Community College District GO	5.000%	8/1/29 (2)	12,605	12,772
Clovis CA Unified School District GO	0.000%	8/1/13 (14)	4,935	4,673
Clovis CA Unified School District GO	0.000%	8/1/15 (14)	2,770	2,424
Clovis CA Unified School District GO	0.000%	8/1/16 (14)	2,865	2,382
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/32 (14)	15,765	16,169
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/36	10,000	10,368
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,180
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,374
Eastern California Municipal Water District
Water & Sewer Revenue	6.750%	7/1/12 (14)	4,530	4,757
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	2,366
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/29 (2)	9,450	8,640
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/32 (2)	12,575	11,512
Fontana CA Unified School District GO	5.250%	8/1/27 (4)	6,700	6,842
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	6,115	6,318
Foothill-De Anza CA
Community College District GO	0.000%	8/1/17 (14)	3,000	2,396
Foothill-De Anza CA
Community College District GO	0.000%	8/1/22 (14)	3,850	2,286
Foothill-De Anza CA
Community College District GO	0.000%	8/1/23 (14)	3,590	1,969
Foothill-De Anza CA
Community College District GO	0.000%	8/1/25 (14)	2,390	1,158
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/15/26	10,000	9,769
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/1/29 (ETM)	7,460	3,413
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/15/33	10,000	2,008
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/15/34	10,000	1,847
Fresno CA Airport Revenue	5.500%	7/1/30 (4)	1,500	1,503
Galivan CA Joint Community College District GO	5.500%	8/1/28 (2)	3,405	3,515
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	4,000	4,437

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	35,105	38,522
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	26,780	22,485
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	20,000	18,699
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	13,525	9,993
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	19,735	12,681
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	13,500	9,646
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,550	1,726
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,735	1,932
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	2,370	2,639
Irvine CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/30 (2)	8,000	7,421
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,781
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	2,028
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,291
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,071
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,570	1,696
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,775	1,918
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	2,000	2,161
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,890	2,042
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/20	6,155	6,102
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/21	2,500	2,430
Long Beach CA Finance Authority
Lease Revenue (Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,765
Long Beach CA Finance Authority Lease Revenue
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,723
Long Beach CA Finance Authority Lease Revenue
(Temple & Willow Facility)	5.500%	10/1/18 (14)	5,030	5,067
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.641%	11/15/27	16,130	11,584
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	5,500	5,394
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	7,368
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	3,677
Long Beach CA Harbor Revenue	5.000%	5/15/17 (14)	3,655	4,035
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,334
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	7,381
Los Angeles CA Community College District GO	5.000%	8/1/33	10,000	9,999
Los Angeles CA Community College District GO	6.000%	8/1/33	5,000	5,466
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,091
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/17 (14)	6,800	7,194
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,152
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,247
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	15,000	15,248

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,229
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	2,215	2,175
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/25	4,070	4,389
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/29 (2)	10,000	10,386
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/30 (2)	16,000	16,497
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/32 (2)	5,000	5,095
Los Angeles CA Department of
Water & Power Revenue	5.250%	7/1/32	7,000	7,348
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/34 (14)	5,995	6,046
Los Angeles CA Department of
Water & Power Revenue	5.375%	7/1/34	3,000	3,133
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/36 (14)	2,000	2,008
Los Angeles CA Department of
Water & Power Revenue	5.250%	7/1/38	1,890	1,957
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/39 (2)	8,875	8,954
Los Angeles CA Harbor Department Revenue	5.250%	8/1/39	4,000	4,089
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	10,000	11,073
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,572
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	5,000	5,886
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,950	4,480
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	6,655	7,161
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	3,820
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	10,102
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	7,775
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,720
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,316
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	7,311
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,500	7,554
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	10,875	10,950
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,044
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	4,979
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,165
Los Angeles CA Wastewater System Revenue	4.750%	6/1/30 (4)	4,645	4,645
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,080
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,051
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/25 (14)	2,165	2,183
Los Angeles County CA Public Works
Financing Authority Revenue	5.500%	10/1/18 (4)	2,110	2,412
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	15,000	12,856
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (ETM)	1,000	875
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,199

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	8,049
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	7,589
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	5,080	5,332
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	13,225	16,466
Metropolitan Water District of
Southern California Revenue	5.000%	7/1/25	3,410	3,677
Metropolitan Water District of
Southern California Revenue	5.000%	7/1/28	4,235	4,456
Metropolitan Water District of
Southern California Revenue	5.000%	7/1/31	6,000	6,277
Metropolitan Water District of
Southern California Revenue VRDO	3.600%	12/1/10	6,500	6,500
Modesto CA High School District GO	0.000%	8/1/15 (14)	5,000	4,310
Modesto CA High School District GO	0.000%	8/1/17 (14)	3,000	2,278
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,271
Modesto CA Irrigation District COP	5.500%	7/1/35	3,000	3,115
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	4,607
Modesto CA Irrigation District
Financing Authority Revenue (Woodland Project)	6.500%	10/1/11 (ETM)	1,585	1,652
Modesto CA Irrigation District
Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,750	12,122
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,052
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,097
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,148
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,148
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,204
Mount San Antonio CA
Community College District GO	5.250%	8/1/14 (Prere.)	3,170	3,649
Mount San Antonio CA
Community College District GO	5.250%	8/1/14 (Prere.)	3,335	3,839
Mount San Antonio CA
Community College District GO	5.250%	8/1/14 (Prere.)	3,010	3,465
Napa Valley CA Unified School District Election
GO	4.500%	8/1/42 (4)	4,790	4,211
New Haven CA Unified School District GO	12.000%	8/1/16 (4)	2,480	3,793
New Haven CA Unified School District GO	12.000%	8/1/17 (4)	1,500	2,382
Newark CA Unified School District GO	0.000%	8/1/11 (4)	1,670	1,659
Newark CA Unified School District GO	0.000%	8/1/12 (4)	1,820	1,777
Newark CA Unified School District GO	0.000%	8/1/13 (4)	2,050	1,941
North Orange County CA
Community College District GO	5.375%	8/1/12 (Prere.)	5,080	5,513
Northern California Gas Authority No. 1 Revenue	0.644%	7/1/13	14,000	13,393
Northern California Gas Authority No. 1 Revenue	0.794%	7/1/17	17,000	14,704
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/11	2,000	2,049
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/12	2,935	3,112
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/18	3,500	3,982

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,478
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,420
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28 (14)	11,140	10,935
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	3,745	3,797
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Coliseum Area Project)	5.250%	3/1/13 (Prere.)	2,380	2,620
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Coliseum Area Project)	5.250%	3/1/13 (Prere.)	3,730	4,105
Oceanside CA Community Development
Commission Multifamily Rental Housing Revenue
(Vista Del Oro Apartments) PUT	4.450%	4/1/11	4,260	4,273
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	2,851
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	7,008
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,409
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,560
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,708
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,834
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.700%	9/2/18	890	910
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.700%	9/2/19	895	915
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.750%	9/2/20	890	909
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.750%	9/2/26	4,460	4,483
Palomar Pomerado Health System
California Revenue	5.375%	11/1/11 (14)	3,865	3,870
Palomar Pomerado Health System
California Revenue	5.375%	11/1/13 (14)	6,730	6,736
Palomar Pomerado Health System
California Revenue COP	6.000%	11/1/41	3,000	2,847
Palomar Pomerado Health System
California Revenue GO	4.500%	8/1/32 (14)	12,500	11,415
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	3,934
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue
(Los Medanos Community Development Project)	5.700%	8/1/13 (4)(Prere.)	7,000	8,063
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue
(Los Medanos Community Development Project)	0.000%	8/1/19 (2)	1,150	701
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue
(Los Medanos Community Development Project)	0.000%	8/1/21 (2)	2,575	1,354
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue
(Los Medanos Community Development Project)	0.000%	8/1/22 (2)	3,755	1,833
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue
(Los Medanos Community Development Project)	0.000%	8/1/24 (2)	1,000	422
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,849
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,393
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,219

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,422
Port of Oakland CA Revenue	5.000%	11/1/16 (14)	8,160	9,140
Port of Oakland CA Revenue	5.000%	11/1/17 (14)	5,000	5,564
Rancho Mirage CA Joint Powers
Financing Authority Revenue
(Eisenhower Medical Center)	5.625%	7/1/14 (Prere.)	12,000	13,918
Rancho Mirage CA Joint Powers
Financing Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	15,900	13,242
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,668
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,881
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.250%	4/1/33 (14)	3,000	2,820
Regents of The University of California Hospital
Revenue (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,741
Regents of The University of California Hospital
Revenue (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,035
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	6,743
3 Riverside CA Electric Revenue TOB VRDO	0.300%	12/1/10 (4)	3,950	3,950
Riverside CA Electric Revenue VRDO	0.320%	12/7/10 LOC	18,700	18,700
Riverside CA Unified School District
Community Facilities District No. 7
(Victoria Grove) Special Tax Revenue	5.000%	9/1/31 (2)	7,295	6,539
Riverside CA Unified School District GO	5.250%	8/1/38 (12)	10,000	10,094
Riverside County CA Asset Leasing Corp.
Leasehold Revenue
(Riverside County Hospital Project)	0.000%	6/1/13 (14)	5,000	4,602
Riverside County CA Asset Leasing Corp.
Leasehold Revenue
(Riverside County Hospital Project)	0.000%	6/1/14 (14)	2,000	1,762
Riverside County CA Asset Leasing Corp.
Leasehold Revenue
(Riverside County Hospital Project)	0.000%	6/1/15 (14)	2,000	1,677
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,467
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,440	1,438
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,328
Sacramento CA
Financing Authority Lease Revenue	5.375%	11/1/14 (2)	6,835	7,209
Sacramento CA
Financing Authority Lease Revenue	5.400%	11/1/20 (2)	6,785	7,268
Sacramento CA Municipal Utility District Revenue	5.900%	7/1/20 (2)	15,850	18,659
Sacramento County CA Airport Revenue	5.250%	7/1/12 (Prere.)	2,305	2,478
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,227
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	5,775
Sacramento County CA Water Financing Authority
Revenue (Agency Zones 40 & 41)	5.000%	6/1/21 (14)	2,000	2,118
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	17,915	19,202
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,613
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/34	6,000	6,249

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/39	2,000	2,077
San Diego CA Public Facilities Financing Authority
Water Revenue	5.750%	8/1/35	2,500	2,692
San Diego CA Public Facilities Financing Authority
Water Revenue	5.500%	8/1/39	5,000	5,246
San Diego CA Unified School District GO	0.000%	7/1/15 (14)	2,770	2,458
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	10,000	11,116
San Diego CA Unified School District GO	5.500%	7/1/24 (4)	14,015	15,754
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	9,000	9,955
San Diego County CA COP	5.250%	10/1/21	1,485	1,496
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,019
San Diego County CA COP	5.250%	10/1/28	2,745	2,745
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,353
San Diego County CA COP	5.375%	10/1/41	8,545	8,300
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	7,619
San Francisco CA Bay Area Rapid Transit District
GO	5.000%	8/1/35	10,000	10,285
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/12 (14)(Prere.)	5,020	5,355
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/12 (14)(Prere.)	4,305	4,592
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/12 (14)(Prere.)	4,770	5,088
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/18	6,300	7,106
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/19	12,000	13,443
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/20	5,150	5,700
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/24 (14)(3)	3,445	3,570
San Francisco CA City & County
Public Utility Commission Revenue	5.000%	11/1/35	2,605	2,661
San Francisco CA City & County
Public Utility Commission Revenue	4.750%	11/1/36 (4)	5,000	4,722
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.500%	8/1/39	2,000	2,118
San Francisco CA City & County
Unified School District GO	5.250%	6/15/24	4,000	4,268
San Joaquin Hills CA Transportation
Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	2,157
San Joaquin Hills CA Transportation
Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	1,968
San Joaquin Hills CA Transportation
Corridor Agency Toll Road Revenue	0.000%	1/15/30 (14)	7,000	1,491
San Joaquin Hills CA Transportation
Corridor Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	2,348
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	13,000	12,542
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.000%	8/1/11 (14)	5,930	6,089
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/26 (14)	5,000	4,765

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.500%	8/1/30	850	856
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.500%	8/1/35	2,750	2,713
San Juan CA Unified School District GO	0.000%	8/1/13 (4)	2,220	2,102
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,385
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,663
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,307
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,518
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	3,121
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	2,370
San Mateo County CA
Community College District GO	5.000%	9/1/31	5,000	5,037
San Mateo County CA Joint Powers
Financing Authority Lease Revenue
(Capital Project Program)	6.500%	7/1/13 (14)	9,280	9,962
San Mateo County CA Joint Powers
Financing Authority Lease Revenue
(Capital Project Program)	5.000%	7/1/21 (14)	3,500	3,618
San Ramon Valley CA Unified School District GO	0.000%	7/1/12 (14)	6,645	6,468
San Ramon Valley CA Unified School District GO	0.000%	7/1/13 (14)	3,680	3,528
San Ramon Valley CA Unified School District GO	0.000%	7/1/14 (14)	8,290	7,594
San Ramon Valley CA Unified School District GO	0.000%	7/1/15 (14)	2,005	1,765
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease Revenue	6.250%	7/1/16 (14)	5,345	6,156
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease Revenue	6.250%	7/1/17 (14)	2,000	2,305
Santa Clara CA Electric Revenue	5.000%	7/1/21 (14)	4,895	5,029
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	5,133
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	5,995	6,576
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	4,780	5,232
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,785	4,119
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,770	4,103
South San Francisco CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/35 (14)	8,610	7,467
Southern California Public Power
Authority Revenue	5.000%	7/1/29	5,000	5,161
Southern California Public Power
Authority Revenue
(Milford Wind Corridor Phase I Project)	5.000%	7/1/30	5,000	5,128
Southern California Public Power
Authority Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,963
Southern California Public Power
Authority Revenue (Natural Gas Project)	5.000%	11/1/33	5,400	5,011
Southern California Public Power
Authority Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power
Authority Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,337
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,414
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,790	8,720
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,578

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Torrance CA Hospital Revenue
(Torrance Memorial Medical Center)	5.000%	9/1/40	3,000	2,823
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	2,971
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	5,085	5,507
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,378
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,247
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	1,807
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,197
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,197
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,463
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,197
University of California Regents
Medical Center Revenue VRDO	0.270%	12/1/10	4,600	4,600
University of California Regents
Medical Center Revenue VRDO	0.280%	12/1/10	3,500	3,500
University of California Revenue	5.750%	5/15/25	7,000	8,034
University of California Revenue	4.750%	5/15/33	12,425	12,189
University of California Revenue	5.000%	5/15/33 (2)	30,790	30,937
University of California Revenue	5.000%	5/15/34	3,220	3,321
University of California Revenue	5.000%	5/15/40	1,905	1,930
University of California Revenue TOB VRDO	0.300%	12/7/10	9,935	9,935
University of California Revenue TOB VRDO	0.310%	12/7/10 (4)	2,300	2,300
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	4,279	4,358
Ventura County CA Community College District
GO	5.500%	8/1/33	8,000	8,455
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	1,927
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	4,764
Walnut Valley CA Unified School District GO	6.000%	8/1/14 (2)(ETM)	2,205	2,593
Walnut Valley CA Unified School District GO	6.000%	8/1/15 (2)(ETM)	2,470	2,985
Walnut Valley CA Unified School District GO	6.000%	8/1/16 (2)(ETM)	2,690	3,322
Washington Township CA
Health Care District Revenue	5.000%	7/1/32	3,000	2,748
Washington Township CA
Health Care District Revenue	5.000%	7/1/37	3,500	3,071
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,585
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,518
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,452
				2,810,754
Puerto Rico (0.8%)
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/19 (11)	2,250	2,362
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/20 (11)	1,300	1,355
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (11)	2,255	2,351
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	85
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	16,000	16,415
				22,568
Total Tax-Exempt Municipal Bonds (Cost $2,816,329)				2,833,322
Other Assets and Liabilities (0.6%)
Other Assets				42,210
Liabilities				(25,987)
				16,223
Net Assets (100%)				2,849,545

California Long-Term Tax-Exempt Fund

At November 30, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	2,934,207
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(101,648)
Unrealized Appreciation (Depreciation)
Investment Securities	16,993
Futures Contracts	(7)
Net Assets	2,849,545

Investor Shares—Net Assets
Applicable to 48,019,300 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	528,753
Net Asset Value Per Share—Investor Shares	$11.01

Admiral Shares—Net Assets
Applicable to 210,765,495 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,320,792
Net Asset Value Per Share—Admiral Shares	$11.01

See Note A in Notes to Financial Statements.
1 Securities with a value of $1,591,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2010.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $24,535,000, representing 0.9% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	131,312
Total Income	131,312
Expenses
The Vanguard Group—Note B
Investment Advisory Services	263
Management and Administrative—Investor Shares	1,069
Management and Administrative—Admiral Shares	1,970
Marketing and Distribution—Investor Shares	199
Marketing and Distribution—Admiral Shares	501
Custodian Fees	22
Auditing Fees	27
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	4
Total Expenses	4,074
Net Investment Income	127,238
Realized Net Gain (Loss)
Investment Securities Sold	(7,727)
Futures Contracts	(2,640)
Realized Net Gain (Loss)	(10,367)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	16,681
Futures Contracts	139
Change in Unrealized Appreciation (Depreciation)	16,820
Net Increase (Decrease) in Net Assets Resulting from Operations	133,691

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	127,238	128,250
Realized Net Gain (Loss)	(10,367)	(43,646)
Change in Unrealized Appreciation (Depreciation)	16,820	250,592
Net Increase (Decrease) in Net Assets Resulting from Operations	133,691	335,196
Distributions
Net Investment Income
Investor Shares	(28,895)	(31,296)
Admiral Shares	(98,343)	(96,954)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(127,238)	(128,250)
Capital Share Transactions
Investor Shares	(166,988)	(30,482)
Admiral Shares	136,419	(51,025)
Net Increase (Decrease) from Capital Share Transactions	(30,569)	(81,507)
Total Increase (Decrease)	(24,116)	125,439
Net Assets
Beginning of Period	2,873,661	2,748,222
End of Period	2,849,545	2,873,661

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.98	$10.19	$11.46	$11.86	$11.65
Investment Operations
Net Investment Income	.476	.481	.499	.531	.528
Net Realized and Unrealized Gain (Loss)
on Investments	.030	.790	(1.270)	(.400)	.232
Total from Investment Operations	.506	1.271	(.771)	.131	.760
Distributions
Dividends from Net Investment Income	(.476)	(.481)	(.499)	(.531)	(.528)
Distributions from Realized Capital Gains	—	—	—	—	(.022)
Total Distributions	(.476)	(.481)	(.499)	(.531)	(.550)
Net Asset Value, End of Period	$11.01	$10.98	$10.19	$11.46	$11.86

Total Return[1]	4.63%	12.71%	-6.95%	1.15%	6.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$529	$691	$670	$732	$678
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.26%	4.51%	4.51%	4.58%	4.52%
Portfolio Turnover Rate	18%	18%	27%	23%	13%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.98	$10.19	$11.46	$11.86	$11.65
Investment Operations
Net Investment Income	.485	.490	.507	.540	.536
Net Realized and Unrealized Gain (Loss)
on Investments	.030	.790	(1.270)	(.400)	.232
Total from Investment Operations	.515	1.280	(.763)	.140	.768
Distributions
Dividends from Net Investment Income	(.485)	(.490)	(.507)	(.540)	(.536)
Distributions from Realized Capital Gains	—	—	—	—	(.022)
Total Distributions	(.485)	(.490)	(.507)	(.540)	(.558)
Net Asset Value, End of Period	$11.01	$10.98	$10.19	$11.46	$11.86

Total Return	4.72%	12.80%	-6.88%	1.22%	6.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,321	$2,183	$2,078	$2,251	$1,972
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.34%	4.59%	4.58%	4.65%	4.59%
Portfolio Turnover Rate	18%	18%	27%	23%	13%

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

California Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $528,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,833,322	—
Futures Contracts—Assets[1]	128	—	—
Total	128	2,833,322	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2011	195	42,778	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $95,056,000 to offset future net capital gains of $971,000 through November 30, 2014, $18,323,000 through November 30, 2015, $22,521,000 through November 30, 2016, $40,669,000 through November 30, 2017, and $12,572,000 through November 30, 2018.

California Long-Term Tax-Exempt Fund

The fund had realized losses totaling $6,599,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2010, the cost of investment securities for tax purposes was $2,822,928,000. Net unrealized appreciation of investment securities for tax purposes was $10,394,000, consisting of unrealized gains of $78,773,000 on securities that had risen in value since their purchase and $68,379,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2010, the fund purchased $511,865,000 of investment securities and sold $520,519,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	142,311	12,760	213,322	20,082
Issued in Lieu of Cash Distributions	22,678	2,031	24,680	2,309
Redeemed	(331,977)	(29,690)	(268,484)	(25,247)
Net Increase (Decrease)—Investor Shares	(166,988)	(14,899)	(30,482)	(2,856)
Admiral Shares
Issued	540,819	48,360	444,783	41,585
Issued in Lieu of Cash Distributions	65,497	5,863	64,828	6,062
Redeemed	(469,897)	(42,160)	(560,636)	(52,828)
Net Increase (Decrease)—Admiral Shares	136,419	12,063	(51,025)	(5,181)

H. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard California Tax-Free Funds and the Shareholders of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting three separate portfolios of Vanguard California Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 13, 2011

Special 2010 tax information (unaudited) for Vanguard California Tax-Exempt Funds

This information for the fiscal year ended November 30, 2010, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2010

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2010	11/30/2010	Period
Based on Actual Fund Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,000.60	$0.85
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,009.97	$1.01
Admiral Shares	1,000.00	1,010.37	0.60
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,003.93	$1.00
Admiral Shares	1,000.00	1,004.33	0.60
Based on Hypothetical 5% Yearly Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,024.22	$0.86
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.17%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard tax-exempt money market funds, the Distribution by Credit Quality table was revised to include tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008).	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components).	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010).	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q750 012011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2010: $75,000
Fiscal Year Ended November 30, 2009: $67,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2010: $3,607,060
Fiscal Year Ended November 30, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2010: $791,350
Fiscal Year Ended November 30, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2010: $336,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2010: $16,000
Fiscal Year Ended November 30, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2010: $352,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

             (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
             (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.